   As filed with the U.S. Securities and Exchange Commission on January 14, 2005
                                                                File No. 2-73948
                                                               File No. 811-3258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No. __                                      [ ]
         Post-Effective Amendment No. 73                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 74                                                    [X]

                        (Check appropriate box or boxes.)

                      DFA INVESTMENT DIMENSIONS GROUP INC.
               (Exact Name of Registrant as Specified in Charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica CA 90401
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
          1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[X]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

                      Title of Securities Being Registered:

                     EMERGING MARKETS CORE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     This   Post-Effective   Amendment  No.  73/74  to  Registration  File  Nos.
     2-73948/811-3258 includes the following:

1.   FACING PAGE

2.   CONTENTS PAGE

3.   PART A -- Prospectus  relating to the  Registrant's  Emerging  Markets Core
     Equity Portfolio series of shares

3.   PART B -- Statement of Additional  Information relating to the Registrant's
     Emerging Markets Core Equity Portfolio series of shares

4.   PART C -- Other Information

5.   SIGNATURES

                               P R O S P E C T U S

                               _____________, 2005
  Please carefully read the important information it contains before investing.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

     DFA Investment Dimensions Group Inc. is an investment company that offers a variety of investment portfolios.  The Portfolio described in this Prospectus: o
Has its own  investment  objective  and  policies,  and is the  equivalent  of a separate mutual fund. o Is generally  available only to institutional  investors and  clients  of  registered  investment  advisors.  o Does  not  charge a sales commission or "load." o Is designed for long-term investors.

                     EMERGING MARKETS CORE EQUITY PORTFOLIO

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY........................................................
         ABOUT THE PORTFOLIO...............................................
         MANAGEMENT........................................................
         INVESTMENT OBJECTIVES, STRATEGIES AND RISKS.......................
         PRINCIPAL RISKS...................................................
         OTHER RISK........................................................
         OTHER INFORMATION.................................................
         RISK AND RETURN BAR CHART AND TABLE...............................

FEES AND EXPENSES..........................................................

ANNUAL FUND OPERATING EXPENSES ............................................

HIGHLIGHTS ................................................................
         MANAGEMENT SERVICES...............................................
         PURCHASE, VALUATION AND REDEMPTION OF SHARES......................

INVESTMENT OBJECTIVES AND POLICIES ........................................

PORTFOLIO TRANSACTIONS.....................................................

SECURITIES LOANS...........................................................

MANAGEMENT OF THE PORTFOLIOS ..............................................
         CONSULTING SERVICES ..............................................

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES ..........................

PURCHASE OF SHARES.........................................................
         IN-KIND PURCHASES.................................................

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING...........................

VALUATION OF SHARES .......................................................
         NET ASSET VALUE...................................................
         PUBLIC OFFERING PRICE.............................................

EXCHANGE OF SHARES ........................................................

REDEMPTION OF SHARES ......................................................
         REDEMPTION PROCEDURE .............................................
         REDEMPTION OF SMALL ACCOUNTS......................................
         IN-KIND REDEMPTIONS...............................................

DISCLOSURE OF PORTFOLIO HOLDINGS...........................................

SERVICE PROVIDERS..........................................................

RISK/RETURN SUMMARY

About the Portfolio

The Portfolio:

     o    Is  generally  offered  to  institutional  investors  and  clients  of registered investment advisers.

     o    Does not charge sales commissions or "loads."

     o    Is designed for long-term investors.

Management

Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager for the
Portfolio.

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset  class  (e.g.,  emerging  markets  stocks)  selection,  not stock picking. It places priority on controlling  expenses,  portfolio  turnover,  and trading costs. Many other investment  managers  concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

l.   Selecting a starting universe of securities (for example,  stocks of larger
     non-U.S. companies).

2.   Creating  a  sub-set  of  companies   meeting  the   Advisor's   investment
     guidelines.

3.   Excluding  certain  companies after analyzing various factors (for example, liquidity).

4.   Purchasing  stocks so the  portfolio  is generally  diversified  within the targeted asset class, in this case, emerging markets.

Investment Objectives Strategies and Risks

Emerging Markets Core Equity Portfolio

o    Investment objective: Long-term capital appreciation.

o    Investment  Strategy:  Invest  in a broad  portfolio  of  emerging  markets companies with an increased exposure to small cap and value companies.

o    Principal Risks: Market Risk, Emerging Markets Risk, Foreign Securities and
     Currencies Risk and Small Company Risk.

Principal Risks

Market Risk: Even a long-term  investment  approach  cannot  guarantee a profit.
Economic,  political  and  issuer  specific  events  will  cause  the  value  of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will  fluctuate,  there is the risk that you may lose money.

Emerging  Markets  Risk:   Numerous  emerging  market  countries  have  recently
experienced  serious,  and  potentially   continuing,   economic  and  political
problems.  Stock markets in many emerging market countries are relatively small, expensive to trade and risky.  Foreigners  are often limited in their ability to invest in, and withdraw assets from, these markets.  Additional restrictions may be imposed under emergency conditions.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign  governments, and/or (b) less regulated or liquid securities markets.  Investors holding these securities  are also  exposed to foreign  currency  risk (the  possibility  that foreign currency will fluctuate in value against the U.S. dollar).

Small  Company Risk:  Securities  of small  companies are often less liquid than those of large  companies.  As a result,  small  company  stocks  may  fluctuate relatively more in price.

Other Risk

Derivatives:

Derivatives are securities,  such as futures  contracts,  whose value is derived from that of other  securities or indices.  Derivatives  can be used for hedging
(attempting to reduce risk by offsetting  one investment  position with another)
or non-hedging purposes.  The Portfolio may use derivatives for hedging purposes to protect against losses from currency  fluctuations.  Hedging with derivatives may increase  expenses,  and there is no guarantee that a hedging  strategy will work.  While  hedging  can reduce or  eliminate  losses,  it can also  reduce or eliminate  gains.  The Portfolio may also use  derivatives  as a substitute  for direct investment in certain securities.  When the Portfolio uses derivatives as an investment vehicle to gain market exposure, rather than hedging purposes, the
Portfolio  will be directly  exposed to the risks of that  derivative.  Gains or losses  from  derivative  investments  may be  substantially  greater  than  the derivative's original cost.

Other Information

Securities Lending:

The Portfolio may lend its portfolio  securities to generate  additional income.
If it does so, it will use various  strategies  (for example,  only making fully collateralized loans) to reduce related risks.

Commodity Pool Operator Exemption:

The  Portfolio  is operated by a person that has claimed an  exclusion  from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act  ("CEA"),  and,  therefore,  such person is not subject to  registration  or regulation as a pool operator under the CEA.

Risk and Return Bar Chart and Table

Performance information is not available for the Portfolio because it is new.

                                FEES AND EXPENSES

     This table  describes the fees and expenses you may pay if you buy and hold shares of the Portfolio.

        Shareholder Fees (fees paid directly from your investment): None

                         ANNUAL FUND OPERATING EXPENSES
               (expenses that are deducted from Portfolio assets)

Management Fee.........................................................0.55%
Other Expenses.........................................................0.60%*

Total Annual Operating Expenses........................................1.15%

*    "Other  Expenses" are annualized  expenses  based on  anticipated  fees and expenses  payable by the Portfolio  through the fiscal year ending November
     30, 2005.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds.

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be as follows:

                                                     l Year        3 Years
Emerging Markets Core Equity Portfolio.........      $ 117         $339

     Because  the  Portfolio  is new,  the  Example is based on the  anticipated expenses for the Portfolio for the current  fiscal year and does not extend over five- and ten- year periods.

                                   HIGHLIGHTS

Management Services

     The Advisor serves as investment advisor to the Portfolio. (See "MANAGEMENT
OF THE PORTFOLIOS.")

Purchase, Valuation and Redemption of Shares

     The shares of the  Portfolio  are sold at net asset value.  The  redemption price of the shares of the Portfolio is also equal to the net asset value of its shares.  The value of the  Portfolio's  shares will fluctuate in relation to its own investment experience.  (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and
"REDEMPTION OF SHARES.")

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment  objective of the Portfolio is to achieve  long-term capital appreciation.  The  Portfolio  seeks to  achieve  its  investment  objective  by investing  in companies  associated  with  emerging  markets  designated  by the
Investment Committee of the Advisor ("Approved Markets").  The Portfolio invests its assets primarily in Approved Markets equity  securities  listed on bona fide securities  exchanges  or actively  traded on  over-the-counter  markets.  These exchanges  or  over-the-counter  markets  may be either  within or  outside  the issuer's domicile country.  For example,  the securities may be listed or traded in  the  form  of  International  Depository  Receipts  or  American  Depository
Receipts.

     The  Portfolio  will  seek  to  purchase  a  broad  and  diverse  group  of securities,  with an increased  exposure to  securities of small cap issuers and securities that it considers to be "value"  securities.  In assessing value, the
Advisor may consider factors such as the issuer's  securities having a high book value in  relation  to their  market  value,  and price to cash flow or price to earnings ratios.

     The  Portfolio  may not invest in all such  companies  or Approved  Markets described below, for reasons which include  constraints  imposed within Approved
Markets (e.g.,  restrictions  on purchases by  foreigners),  and the Portfolio's policy not to invest more than 25% of its assets in any one industry.

     As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in emerging  markets  investments that are defined in this  prospectus  as Approved  Market  securities.  If the  Portfolio changes this investment policy, the Portfolio will notify  shareholders at least
60 days in advance of the  change,  and will  change the name of the  Portfolio.
Approved Market securities are defined as securities that are associated with an
Approved Market, and include, among others: (a) securities of companies that are organized  under the laws of, or maintain their  principal place of business in, an Approved Market;  (b) securities for which the principal trading market is in an Approved Market;  (c) securities issued or guaranteed by the government of an
Approved Market country, its agencies or instrumentalities,  or the central bank of such country;  (d)  securities  denominated  in an Approved  Market  currency issued by companies to finance operations in Approved Markets; (e) securities of companies  that  derive at least 50% of their  revenues  or  profits  from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their  assets in Approved  Markets;  (f)  Approved  Markets equity  securities in the form of depositary  shares;  (g)  securities of pooled investment  vehicles  that invest  primarily in Approved  Markets  securities or derivative instruments that derive their value from Approved Markets securities;
or (h) securities  included in the Portfolio's  benchmark  index.  Securities of
Approved Markets may include  securities of companies that have  characteristics and business relationships common to companies in other countries.  As a result, the value of the  securities of such  companies may reflect  economic and market forces in such other countries as well as in the Approved Markets.  The Advisor, however,  will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets.  For example, the Advisor may invest in companies  organized  and located in the United States or other countries outside of Approved Markets, including companies having their entire production  facilities  outside of Approved Markets,  when such companies meet the definition of Approved Markets securities.

     In determining  which  countries have emerging  markets with respect to the
Portfolio,  the data,  analysis and  classification  of  countries  published or disseminated  by the  International  Bank  for  Reconstruction  and  Development
(commonly known as the World Bank) and the  International  Finance  Corporation,
among other things, may be considered. Approved emerging markets may not include all such  emerging  markets.  In  determining  whether  to approve  markets  for investment,  the Advisor  will take into  account,  among other  things,  market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the  Portfolio.  The Portfolio may continue to hold  securities  that are no  longer  designated  as  Approved  Markets  by the
Investment Committee of the Advisor.

     As of the date of this prospectus,  the following  countries are designated as Approved Markets:  Brazil, Chile, Czech Republic,  Hungary, India, Indonesia,
Israel,  Malaysia,  Mexico, the Philippines,  Poland, South Korea, South Africa,
Taiwan, Thailand and Turkey.

     Pending the investment of new capital in Approved Markets  securities,  the
Portfolio  will  typically  invest in money market  instruments  or other highly liquid debt instruments  including those denominated in U.S. dollars (including, without  limitation,  repurchase  agreements)  and money market mutual funds. In addition, the Portfolio may, for liquidity,  or for temporary defensive purposes during  periods in which  market or economic or  political  conditions  warrant, purchase highly liquid debt instruments or hold freely  convertible  currencies, although  the  Portfolio  does not expect the  aggregate  of all such amounts to exceed 20% of its net assets under normal circumstances.  The Portfolio may also invest in  Exchange  Traded  Funds  ("ETFs")  and  similarly  structured  pooled investments  that provide  exposure to Approved Markets or other equity markets, including the United States,  for the purposes of gaining exposure to the equity markets while maintaining liquidity.

     The  Portfolio  also may invest up to 10% of its total  assets in shares of other investment companies that invest in one or more Approved Markets, although they  intend  to  do  so  only  where  access  to  those  markets  is  otherwise significantly  limited.  In some  Approved  Markets,  it will  be  necessary  or advisable  for Portfolio to establish a  wholly-owned  subsidiary or a trust for the purpose of investing in the local markets.

     The  Portfolio  may  purchase  derivatives,  such as options,  forwards and futures contracts,  for hedging purposes to protect against losses from currency fluctuations.  In addition, the Portfolio may use derivatives,  such as options, forwards and futures  contracts,  for  non-hedging  purposes as a substitute for direct  investment  or to allow the  Portfolio  to remain fully  invested  while maintaining the liquidity required to pay redemptions.

Portfolio Construction

     The Portfolio seeks broad market diversification with an increased exposure to  securities  of small cap  issuers and  securities  that it  considers  to be
"value"  securities.  The  Advisor  will not  utilize  "fundamental"  securities research techniques in identifying securities selections.

     A company's stock may not be included in the Portfolio for one or more of a number of reasons.  For example,  in the Advisor's  judgment,  the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a "passive foreign investment company" (as defined in the Internal
Revenue Code of 1986, as amended).  There will be the exercise of discretion and consideration by the Advisor in purchasing  securities in an Approved Market and in determining the allocation of investments among Approved Markets.

                             PORTFOLIO TRANSACTIONS

     Securities  will not be  purchased or sold based on the  prospects  for the economy,  the  securities  markets or the  individual  issuers  whose shares are eligible for purchase.  Securities  which have  depreciated in value since their acquisition  will not be sold solely  because  prospects  for the issuer are not considered attractive or due to an expected or realized decline in securities in general.  Securities will not be sold to realize  short-term  profits,  but when circumstances  warrant,  they may be sold  without  regard to the length of time held.  Securities,  including  those eligible for purchase,  may be disposed of, however,  at any time when, in the  Advisor's  judgment,  circumstances  warrant their sale,  including,  but not limited to tender  offers,  mergers and similar transactions,  or bids made for block purchases at opportune prices.  Generally, securities  will be purchased  with the  expectation  that they will be held for longer  than one year and will be held  until such time as they are no longer an appropriate holding in light of the investment policy of the Portfolio.

                                SECURITIES LOANS

     The  Portfolio is  authorized  to lend  securities  to  qualified  brokers, dealers,  banks and other  financial  institutions  for the  purpose  of earning additional  income.  While the Portfolio may earn additional income from lending securities, such activity is incidental to the Portfolio's investment objective.
The  value of  securities  loaned  may not  exceed  33 1/3% of the  value of the
Portfolio's  total assets.  In connection  with such loans,  the Portfolio  will receive collateral consisting generally of cash, U.S. government securities,  or a letter of credit, which will be maintained in an amount equal to at least 100%
of the current market value of the loaned securities by marking to market daily.
In addition,  the  Portfolio  will be able to terminate the loan at any time and will receive  reasonable  interest on the loan,  as well as amounts equal to any dividends,  interest or other  distributions  on the loaned  securities.  In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities.

                          MANAGEMENT OF THE PORTFOLIOS

     The Advisor serves as investment  advisor to the Portfolio.  As such, it is responsible for the management of the Portfolio's assets.  Investment  decisions for the Portfolio  are made by the  Investment  Committee of the Advisor,  which meets on a regular basis and also as needed to consider  investment  issues. The
Investment  Committee  is  composed of certain  officers  and  directors  of the
Advisor who are appointed at least annually.  The Advisor provides the Portfolio with a trading  department and selects brokers and dealers to effect  securities transactions.  Securities  transactions  are placed with a view to obtaining the best price and  execution.  The  Advisor's  address is 1299 Ocean  Avenue,  11th
Floor, Santa Monica, CA 90401.

     DFA  Investment  Dimensions  Group Inc.  (the "Fund")  bears all of its own costs and expenses,  including:  services of its independent  registered  public accounting  firm,  legal counsel,  brokerage  commissions  and transfer taxes in connection with the acquisition and disposition of portfolio securities,  taxes, insurance  premiums,  costs  incidental  to  meetings  of its  shareholders  and directors,  the  cost  of  filing  its  registration  statements  under  federal securities  laws and the cost of any filings  required  under  state  securities laws,  reports to  shareholders,  and transfer and dividend  disbursing  agency, administrative  services and custodian fees.  Expenses allocable to a particular portfolio of the Fund are so  allocated.  The expenses of the Fund which are not allocable to a particular  portfolio are borne by each portfolio on the basis of its relative net assets.

     The Advisor was  organized  in May 1981,  and is engaged in the business of providing investment management services to institutional  investors.  As of the date of  this  prospectus,  assets  under  management  total  approximately  $__
billion.

Consulting Services

     The  Advisor  has  entered  into  a  Consulting   Services  Agreement  with
Dimensional Fund Advisors Ltd.  ("DFAL") and DFA Australia Limited (formerly DFA
Australia Ltd.) ("DFA Australia"),  respectively.  Pursuant to the terms of each
Consulting  Services  Agreement,  DFAL and DFA Australia provide certain trading and  administrative  services to the Advisor with respect to the Portfolio.  The
Advisor controls DFAL and DFA Australia.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     Dividends  from net  investment  income of the  Portfolio  are  distributed quarterly  (on a calendar  basis) and any net realized  capital gains (after any reductions  for capital  loss  carryforwards)  are  distributed  annually  after
November 30.

     Shareholders  of  the  Portfolio  will  automatically  receive  all  income dividends  and any  capital  gains  distributions  in  additional  shares of the
Portfolio at net asset value (as of the  business  date  following  the dividend record  date),  unless,  upon written  notice to the Advisor and  completion  of account information, the shareholder selects on of the options listed below.

     Income  Option--to  receive  income  dividends  in cash and  capital  gains distributions in additional shares at net asset value.

     Capital Gains  Option--to  receive capital gains  distributions in cash and income dividends in additional shares at net asset value.

     Cash   Option--to   receive  both  income   dividends   and  capital  gains
distributions in cash.

     Certain  investments by the Portfolio may be subject to special rules which may affect the amount, character and timing of the income to the Portfolio. Some of these  rules are  referenced  in the  statement  of  additional  information.
Specifically,  corporate  investors  should  consult the statement of additional
information  for  further   information   regarding  the  extent  to  which  the
distributions  from the Portfolio  may be eligible for the  corporate  dividends received reduction.

     Whether paid in cash or additional  shares and  regardless of the length of time the Portfolio's  shares have been owned by shareholders  who are subject to
U.S.  federal  income  taxes,  distributions  from  long-term  capital gains are taxable as such.  Dividends from net investment income or net short-term capital gains  will be  taxable  as  ordinary  income,  whether  received  in cash or in additional  shares.  A portion of the income dividends paid by the Portfolio may be qualified  dividends  eligible for taxation at long-term capital gains rates, so long as the investor  meets certain  holding period  requirements.  For those investors  subject to tax,  if  purchases  of shares of the  Portfolio  are made shortly  before the record date for a dividend or capital gain  distribution,  a
portion  of  the  investment  will  be  returned  as  a  taxable   distribution.
Shareholders are notified annually by the Fund as to the U.S. federal tax status of dividends and distributions paid by the Portfolio.

     The sale of shares of the  Portfolio is a taxable event and may result in a capital gain or loss to  shareholders  who are subject to tax.  Capital gains or loss may be  realized  from an ordinary  redemption  of shares or an exchange of shares  between  two  Portfolios.  Any loss  incurred on sale or exchange of the
Portfolio's  shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain  dividends  received  with respect to such shares.

     In  addition  to federal  taxes,  shareholders  may be subject to state and local  taxes  on  distributions  and  on  sales  of  shares  of  the  Portfolio.
Distributions  of interest  income and capital gains realized from certain types of U.S.  government  securities may be exempt form state personal  income taxes.
The Portfolio may be subject to foreign withholding taxes on income from foreign securities.

     Dividends  which are declared in December to shareholders of record in such month,  but which, for operational  reasons,  may not be paid to the shareholder until the  following  January,  will be  treated  for U.S.  federal  income  tax purposes as if paid by the Portfolio and received by the shareholder on December
31 of the calendar year in which they are declared.

     The  Portfolio  is required to withhold 28% of taxable  dividends,  capital gains  distributions,  and redemption proceeds paid to shareholders who have not complied with IRS rules  concerning  taxpayer  identification  numbers.  You may avoid this  withholding  requirement  by providing and certifying on the account registration form your correct Taxpayer  Identification Number and by certifying that you are not subject to backup  withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

     The tax  discussion  set forth  above is included  for general  information
only.   Prospective   investors  should  consult  the  statement  of  additional information.  Prospective  investors  also should consult their own tax advisers concerning  the  federal,  state,  local  or  foreign  tax  consequences  of  an investment in the Portfolio.

                               PURCHASE OF SHARES

     Investors  may purchase  shares of the  Portfolio by first  contacting  the
Advisor at (310) 395-8005 to notify the Advisory of the proposed investment. All investments  are subject to  approval of the  Advisor,  and all  investors  must complete and submit the necessary account  registration forms in good order. The
Fund  reserves the right to reject any initial or additional  investment  and to suspend the offering of shares of the Portfolio.

     "Good order" with respect to the purchases of shares means that (1) a fully completed  and properly  singed  Account  Registration  Form and any  additional supporting  legal  documentation  requires by the  Advisor has been  received in legible form and (2) the Advisor has been  notified of the purchase by telephone and,  if the Advisor so  request,  also in  writing,  no later that the close of regular  trading  on the  NYSE  (ordinarily  1:00  p.m.  PST)  on the day of the purchase.  If an order to purchase  shares must be cancelled due to  nonpayment, the purchaser will be responsible  for any loss incurred by the Fund arising out of such  cancellation.  To recover any such loss, the Fund reserves the right to redeem  shares  owned  by any  purchaser  whose  order  is  cancelled,  and such purchaser  may be  prohibited  or  restricted  in the manner of placing  further orders.

     Investors having an account with a bank that is a member or a correspondent of a member of the Federal  Reserve System may purchase  shares by first calling the Advisor at (310) 396-8005 to notify the Advisor of the proposed  investment, then requesting the bank to transmit immediately available funds (federal funds)
by wire to PNC Bank,  N.A. for the account of DFA  Investment  Dimensions  Group
Inc. (Emerging Markets Core Equity Portfolio).  Additional  investments also may be made through the wire  procedure by fir notifying the Advisor.  Investors who wish to purchase shares of the Portfolio by check should send their check to DFA
Investment  Dimensions  Group Inc.,  c/o PFPC Inc.,  P.O. Box 8916,  Wilmington,
Delaware 19899-8916.

     Payment of the total  amount due should be made in U.S.  dollars.  However, subject  to  approval  by the  Advisor,  payment  may  be  made  in  any  freely convertible  currency and the necessary  foreign exchange  transactions  will be arranged on behalf of, and the expense of, the applicant. Applicants settling in any currency  other than U.S.  dollars are advised that a delay in  processing a purchase or redemption may occur to allow for currency conversion.

     Shares also may be purchased  and sold by  individuals  through  securities firms that may charge a service fee or commission for such transactions. No such fee or commission  is charged on shares that are purchased or redeemed  directly from the Fund.  Investors who are clients of investment  advisory  organizations may also be subject to  investment  advisory  fees under their own  arrangements with such organization.

In-Kind Purchases

     If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities  that are eligible for  acquisition by the Portfolio or otherwise represented in its portfolio as described in this prospectus, or in exchange for local  currencies in which such  securities  of the  Portfolio are  denominated.
Securities and local currencies  accepted by the Fund for exchange and Portfolio shares to be issued in exchange will be valued as set forth under  "VALUATION OF
SHARES"  at the time of the next  determination  of net asset  value  after such acceptance. All dividends,  interests,  subscription, or other rights pertaining to such  securities  shall  become the  property  of the  Portfolio  and must be delivered  to the Fund by the investor  upon receipt from the issuer.  Investors who desire to purchase  shares of the  Portfolio  with local  currencies  should first contact the Advisor for wire instructions.

     The Fund will not accept securities in exchange for shares of the Portfolio unless:  (1) such  securities  are, at the time of the exchange,  eligible to be included,  or  otherwise  represented,  in  the  Portfolio  and  current  market
quotations  are  readily  available  for  such  securities;   (2)  the  investor
represents  and  agrees  that all  securities  offered to be  exchanged  are not subject  to any  restrictions  upon  their  sale  by  the  Portfolio  under  the
Securities  Act of 1933 or under the laws of the country in which the  principal market for such securities exists or otherwise; and (3) at the discretion of the
Fund, the value of any such security (except U.S.  government  Securities) being exchanged  together  with  other  securities  of the  same  issuer  owned by the
Portfolio may not exceed 5% of the net assets of the Portfolio immediately after the transaction. The Fund will accept such securities for investment and not for resale.

     A gain or loss for federal  income tax purposes will  generally be realized by investors  who are subject to federal  taxation  upon the exchange  depending upon  the  cost  of  the  securities  or  local  currency  exchanged.  Investors interested in such  exchanges  should  contact the Advisor.  Purchases of shares will be made in full and fractional  shares  calculated to three decimal places.
In  interest  of economy and  convenience,  certificates  for shares will not be issued.

                POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

     The Portfolio is designed for  long-term  investors and is not intended for investors  that engage in  excessive  short-term  trading  activity  that may be harmful to the Portfolio, including but not limited to market timing. Short-term or  excessive  trading  into  and out of the  Portfolio  can  disrupt  portfolio management strategies,  harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

     In  addition,   the  nature  of  the   Portfolio's   holdings  may  present
opportunities for a shareholder to engage in a short-term  trading strategy that exploits  possible  delays  between  changes  in the  price  of the  Portfolio's holdings and the reflection of those changes in the  Portfolio's net asset value
(called "arbitrage market timing").  Such delays may occur because the Portfolio has  significant  investments  in  foreign  securities  where,  due to time zone differences, the values of those securities are established some time before the
Portfolio  calculates its net asset value. In such circumstances,  the available market prices for such foreign  securities may not accurately reflect the latest indications  of value at the time the Portfolio  calculates its net asset value.
There is a  possibility  that  arbitrage  market  timing may dilute the value of
Portfolio  shares if redeeming  shareholders  receive  proceeds (and  purchasing shareholders  receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

     The Board of Directors of the Fund (the  "Board") has adopted a policy (the
"Trading  Policy")  and the  Advisor  and  DFA  Securities  Inc.  (collectively,
"Dimensional") and their agents have implemented the following procedures, which are designed to discourage  and prevent  market  timing or excessive  short-term trading in the Fund: (i) trade activity  monitoring;  and (ii) use of fair value pricing.

     The Fund, Dimensional and their agents monitor selected trades and flows of money in and out of the  Portfolio in an effort to detect  excessive  short-term trading activities,  and for consistent  enforcement of the Trading Policy. As a result of this  monitoring,  Dimensional  may ask the  shareholder  to stop such activities  or refuse to  process  purchase  orders  or  exchange  orders in the shareholder's account.

     The Fund reserves the right to take the actions necessary to stop excessive or  disruptive  trading  activities,  including  refusing or canceling  purchase orders for any reason,  without prior notice,  particularly purchase orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their  agents  reserve  the  right to reject  any  purchase  request  made by an investor  indefinitely if the Fund or Dimensional  believes that any combination of trading activity in the accounts is potentially  disruptive to the Portfolio.
In making such judgments,  the Fund and Dimensional seek to act in a manner that is consistent with the best interests of shareholders.  For purposes of applying these procedures,  Dimensional may consider an investor's trading history in the
Portfolio, and accounts under common ownership, influence or control.

     The ability to monitor trades that are through omnibus accounts  maintained by  financial  intermediaries,  such as 401(k) plan  administrators  and certain fee-based financial advisors  ("Intermediaries"),  is severely limited.  Omnibus accounts aggregate the transactions of underlying  shareholders,  thus making it
difficult  to  identify  individual   underlying  account  holder  activity.  In
addition,  some  Intermediaries  may be unable,  or  unwilling,  to abide by any
Fund-imposed trading or exchange restrictions. For these reasons, the procedures cannot eliminate completely the possibility of excessive short-term trading.

     In addition to monitoring trade activity,  the Board has adopted fair value pricing procedures that govern the pricing of the Portfolio's securities.  These procedures are designed to help ensure that the prices at which Portfolio shares are  purchased  and  redeemed  are  fair,  and  do not  result  in  dilution  of shareholder  interests or other harm to  shareholders.  See the discussion under
"VALUATION OF SHARES- Net Asset Value" for  additional  details  regarding  fair value pricing of the Portfolio's securities.

     Although the  procedures  are designed to discourage  excessive  short-term trading,  none of the procedures  individually  nor all of the procedures  taken together can completely  eliminate the  possibility  that  excessive  short-term trading activity in the Portfolio may occur.

                               VALUATION OF SHARES

Net Asset Value

     The net asset  value per share of the  Portfolio  is  generally  calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio's  investments and other assets,  less any liabilities,  by the total outstanding shares of the stock of the Portfolio.  The Portfolio generally calculates  its net asset value per share and accepts  purchase  and  redemption orders  on days  that  the  NYSE is open for  trading.  Note:  The time at which transactions  and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

     The value of shares of the Portfolio  will fluctuate in relation to its own investment  experience.  Securities  held by the  Portfolio  will be  valued  in accordance  with  applicable  laws  and  procedures  adopted  by  the  Board  of
Directors, and generally, as described below.

     Securities  held by the  Portfolio are valued at the last quoted sale price of the day.  Securities  held by the  Portfolio  that are  listed on Nasdaq  are valued  at the  Nasdaq  Official  Closing  Price  ("NOCP").  If there is no last reported sales price or NOCP of the day, the Portfolio  values the securities at the mean between the most recent quoted bid and asked prices.  Price information on listed  securities is taken from the exchange where the security is primarily traded.  Securities  which are traded  over-the-counter  and on a stock exchange will be valued according to broadest and most  representative  market, and it is expected that for bonds and other fixed income securities,  this will ordinarily
be  the  over-the-counter   market.  Generally  securities  issued  by  open-end
investment  companies  are valued  using their  respective  net asset  values or public offering prices, as appropriate,  for purchase orders placed at the close of the NYSE.

     The value of  securities  and other  assets of the  Portfolio  for which no market quotations are readily available (including restricted securities) or for which market  quotations have become  unreliable are determined in good faith at fair value in accordance  with  procedures  adopted by the Board of Directors of the Fund.  Fair value pricing may also be used if events that have a significant effect on the value of an investment  (as  determined  in the  discretion of the
Investment  Committee  of the  Advisor)  occur  before  the net  asset  value is calculated.  When fair value pricing is used,  the prices of securities  used by the  Portfolio  may  differ  from the  quoted or  published  prices for the same securities on their primary markets or exchanges.

     The  Portfolio  will also fair value price in the  circumstances  described below. Generally, trading in foreign securities markets is completed each day at various  times  prior to the  close of the NYSE.  For  example,  trading  in the
Japanese  securities  markets  is  completed  each day at the close of the Tokyo
Stock Exchange  (generally  11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Portfolio is computed.  Due to the time differences  between the closings of the relevant foreign  securities  exchanges and the time the Portfolio prices its shares at the close of the NYSE,  the Portfolio  will fair value its foreign investments  when it is determined  that the market  quotations  for the foreign investments  are either  unreliable  or not  readily  available.  The fair value prices  will  attempt  to  reflect  the  impact of the U.S.  financial  markets'
perceptions and trading activities on the Portfolio's  foreign investments since the last closing  prices of the foreign  investments  were  calculated  on their primary foreign securities markets or exchanges.  For these purposes,  the Board of Directors of the Portfolio has determined that movements in relevant  indices or other  appropriate  market  indicators,  after the  close of the Tokyo  Stock
Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently,  fair valuation of portfolio  securities may occur on a daily basis.  The fair value pricing by the
Portfolio  utilizes data furnished by an independent  pricing  service (and that data  draws  upon,  among  other  information,  the  market  values  of  foreign investments).  The fair value prices of portfolio  securities  generally will be used when it is  determined  that the use of such  prices  will have a  material impact on the net asset value of a Portfolio. When the Portfolio uses fair value pricing,  the values assigned to the Portfolio's  foreign investments may not be the quoted or published  prices of the  investments on their primary  markets or exchanges.

     Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market  quotations.  There can be no  assurance  that the  Portfolio  could  obtain the fair value  assigned  to a security if it were to sell the security at approximately  the time at which the
Portfolio determines its net asset value per share. As a result, the Portfolio's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

     The net  asset  values  per share of the  Portfolio  is  expressed  in U.S.
dollars by  translating  the net assets of the  Portfolio  using the mean of the most  recent  bid and  asked  prices  for the  dollar  as  quoted  by  generally recognized  reliable sources.  Net asset value includes interest on fixed income securities which is accrued daily.  Since the Portfolio owns securities that are primarily listed on foreign exchanges which may trade on days when the Portfolio does not price its shares,  the net asset value of the  Portfolio  may change on days when shareholders will not be able to purchase or redeem shares.

     Certain of the securities holdings of the Portfolio in Approved Markets may be subject to tax,  investment  and  currency  repatriation  regulations  of the
Approved  Markets  that  could  have a  material  effect  on the  values  of the securities.  For example,  the Portfolio might be subject to different levels of taxation on current income and realized gains  depending upon the holding period of the  securities.  In general,  a longer  holding  period (e.g.,  5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g.,
1 year). The Portfolio may also be subject to certain  contractual  arrangements with  investment  authorities in an Approved Market which requires the Portfolio to maintain  minimum  holding  periods or to limit the extent of repatriation of income and realized gains.

     Futures  contracts are valued using the settlement  price  established each day on the  exchange  on  which  they are  traded.  The  value  of such  futures contracts held by the Portfolio is determined each day as of such close.

Public Offering Price

     Provided  that the  transfer  agent has  received  the  investor's  Account
Registration  Form in good order and the custodian  has received the  investor's payment,  shares of the Portfolio will be priced at the public  offering  price, which is the net asset value of the shares next determined  after receipt of the investor's funds by the custodian. The transfer agent or the Fund may, from time to  time,  appoint  sub-transfer  agents  or  various  financial  intermediaries
("Intermediaries")  for the receipt of purchase  orders,  redemption  orders and fund  from  certain  investors.  Intermediaries,  in  turn,  are  authorized  to designate other financial  intermediaries  (Sub-designees")  to receive purchase and redemption orders for the Portfolio's shares from investors. With respect to such  investors,  the shares of the Portfolio will be priced at public  offering price  calculated  after receipt of the purchase  order by the  Intermediary  or
Sub-designee,  as applicable,  that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or  Sub-designee,  the purchase price will be the public offering price next calculated  after the  Intermediary or Sub-designee,  as applicable,  receives the order, rather than on the day the custodian  receives the investor's  payment  (provided that the  Intermediary or
Sub-designee,  as applicable, has received the investor's purchase order in good order, and the investor has complied with the  Intermediary's  or Sub-designee's payment  procedures).  No  reimbursement  fee or  sales  charge  is  imposed  on purchases.

                               EXCHANGE OF SHARES

     Investors  may  exchange  shares of the  Portfolio  for  shares of  another portfolio  by first  contacting  the  Advisor  at (310)  395-8005  to notify the
Advisor of the proposed exchange and them completing a letter of instruction and mailing it to: DFA Investment Dimensions Group Inc. as follows:

                             Attn: Client Operations
                          1299 Ocean Avenue, 11th Floor
                             Santa Monica, CA 90401

     The minimum  amount for an exchange  is  $100,000.  Contact the Advisor for information  regarding the portfolios  available for exchanges.  There is no fee imposed  on an  exchange.  However,  the Fund  reserves  the  right to impose an administrative  fee in  order to cover  the  costs  incurred  in  processing  an exchange.  Any such fee will be  disclosed  in the  prospectus.  An  exchange is treated as a redemption and a purchase.  Therefore,  an investor could realize a taxable gain or loss on the  transaction.  The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

     Investors in the  Portfolio  may  exchange  all or part of their  Portfolio shares into certain portfolios of Dimensional  Investment Group Inc., subject to the  minimum  purchase  requirement  set  forth  in the  applicable  portfolio's prospectus.  Investors may contact the Advisor at the above-listed  phone number for more information on such exchanges and to request a copy of the prospectuses of portfolios of Dimensional Investment Group Inc.

     The  exchange  privilege is not  intended to afford  shareholders  a way to speculate  on  short-term  movements in the  markets.  Accordingly,  in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any of the Portfolios or otherwise  adversely affect the Fund, the exchange  privilege may be terminated,  and any proposed  exchange is subject to the approval of the Advisor.  Such  approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii)
the nature of the underlying  securities and the cash position of the Portfolios involved  in the  proposed  exchange;  (iv) the  transaction  costs  involved in processing  the exchange;  and (v) the total number of  redemptions  by exchange already made out of the  Portfolio.  Excessive use of the exchange  privilege is defined  as any  pattern of  exchanges  among  portfolios  by an  investor  that evidences market timing.

     The  redemption  and purchase  prices of shares  redeemed and  purchased by exchange,  respectively,  are the net asset  values  next  determined  after the
Advisor has received a letter of instruction in good order. "Good order" means a completed  letter of  instruction  specifying the dollar amount to be exchanged, signed by all  registered  owners of the shares;  and if a Fund does not have on file  the  authorized  signatures  for the  account,  proof of  authority  and a guarantee of the signature of each  registered  owner by an "eligible  guarantor institution."  Such  institutions  generally  include  national or state  banks, savings associations,  savings and loan associations,  trust companies,  savings banks, credit unions and members of a recognized stock exchange.  Exchanges will be accepted  only if stock  certificates  have not been issued and the shares of the  Portfolio  being  acquired  are  registered  in  the  investor's  state  of residence.

                              REDEMPTION OF SHARES

Redemption Procedure

     Investors who desire to redeem shares of a Portfolio must first contact the
Advisor at (310)  395-8005.  The  Portfolio  will redeem shares at the net asset value of such shares next determined,  either: (1) where stock certificates have not been  issued,  after  receipt of a written  request for  redemption  in good order,  by the  transfer  agent (or by an  Intermediary  or a  Sub-designee,  if applicable), or (2) if stock certificates have been issued, after receipt of the stock  certificates  in good order at the office of the  transfer  agent.  "Good order"  means that the  request to redeem  shares  must  include  all  necessary documentation,  to be received in writing by the Advisor no later than the close of regular  trading on the NYSE  (ordinarily  1:00 p.m.  PT),  including but not limited to: the stock  certificate(s),  if issued;  a letter of instruction or a stock  assignment  specifying  the  number  of  shares  or  dollar  amount to be redeemed,  signed  by  all  registered  owners  (or  authorized  representatives thereof)  of the  shares;  and if a Fund  does not  have on file the  authorized signatures for the account,  proof of authority and a guarantee of the signature of each registered  owner by an eligible  guarantor  institution;  and any other required supporting legal documents.  A signature guarantee may be obtained from a domestic bank or trust company,  broker,  dealer,  clearing  agency or savings association  who are  participants  in a  medallion  program  recognized  by the
Securities  Transfer  Association.  The three recognized  medallion programs are
Securities Transfer Agents Medallion (STAMP),  Stock Exchanges Medallion Program
(SEMP) and New York Stock  Exchange,  Inc.  Medallion  Signature  Program (MSP).
Signature  guarantees  which  are  not a part  of  these  programs  will  not be accepted.

     Shareholders  redeeming shares for which certificates have not been issued, who have  authorized  redemption  payment by wire in writing,  may request  that redemption  proceeds  be paid in  federal  funds  wired  to the bank  they  have designated in writing.  The Fund reserves the right to send redemption  proceeds by check in their discretion;  a shareholder may request  overnight  delivery of such check at the  shareholder's  own expense.  If the proceeds are wired to the shareholder's  account  at a bank which is not a member of the  Federal  Reserve
System,  there could be a delay in crediting the funds to the shareholder's bank account.  The Fund  reserves the right at any time to suspend or  terminate  the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions.  The redemption of all shares in an account will result in the account being closed.  A new Account  Registration  Form will be required for future  investments.  See  "PURCHASE OF SHARES." In the interests of economy and convenience, certificates for shares are not issued.

     Although the redemption  payments will ordinarily be made within seven days after  receipt,  payment to investors  redeeming  shares which were purchased by check  will not be made  until the Fund can  verify  that the  payments  for the purchase have been, or will be, collected,  which may take up to fifteen days or more.  Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

     With  respect to each  Portfolio,  the Fund  reserves the right to redeem a shareholder's account if the value of the shares in a specific portfolio is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems  shares from such an account and sends the proceeds to the  stockholder, the Fund will give written notice of the redemption to the  stockholder at least sixty days in advance of the  redemption  date. The  stockholder  will then have sixty days from the date of the notice to make an  additional  investment in the
Fund in order to bring the value of the  shares in the  account  for a  specific portfolio  to  more  than  $500  and  avoid  such  involuntary  redemption.  The redemption  price to be paid to a  stockholder  for shares  redeemed by the Fund under  this  right will be the  aggregate  net asset  value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

     When  in the  best  interests  of a  Portfolio,  it may  make a  redemption payment, in whole or in part, by a distribution of portfolio  securities in lieu of  cash.  Such  distributions  will be  made in  accordance  with  the  federal securities laws and regulations  governing mutual funds. in accordance with Rule
18f-1 under the Investment  Company Act of 1940. The Portfolio also reserves the right to redeem  its  shares in the  currencies  in which  its  investments  are denominated.  Investors may incur brokerage  charges and other transaction costs in selling such securities and converting such currencies to dollars.  Also, the value of foreign  securities or currencies may be affected by currency  exchange fluctuations.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Portfolio  generally will disclose its ten largest  portfolio  holdings
(other than cash and cash  equivalents)  and the percentages  that each of these ten largest portfolio  holdings represent of the Portfolio's total assets, as of the most recent calendar  quarter-end,  online at the Advisor's  public website,
www.dfaus.com,  30 calendar  days after the end of each  calendar  quarter.  The
Portfolio also generally will disclose its complete  portfolio  holdings  (other than cash and cash equivalents), as of month-end, online at the Advisor's public website,  three months  following the month-end.  Please consult the Portfolio's
SAI  for a  description  of  the  other  policies  and  procedures  that  govern disclosure of the Portfolio's portfolio holdings.

                                SERVICE PROVIDERS

--------------------------------------------------------------------------------
      Investment Advisor            Accounting Services, Dividend Disbursing and
                                                   Transfer Agent
DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue, 11th floor                         PFPC INC.
    Santa Monica, CA 90401                      400 Bellevue Parkway
   Tel. No. (310) 395-8005                      Wilmington, DE 19809
--------------------------------------------------------------------------------
      Custodian-Domestic                            Legal Counsel

      PFPC TRUST COMPANY                STRADLEY, RONON, STEVENS & YOUNG, LLP
     400 Bellevue Parkway                     2600 One Commerce Square
     Wilmington, DE 19809                    Philadelphia, PA 19103-7098
--------------------------------------------------------------------------------
  Custodian - International           Independent Registered Public Accounting Firm

                                             PRICEWATERHOUSECOOPERS LLP
        CITIBANK, N.A.                       200 East Las Olas Boulevard
       111 Wall Street                               Suite 1700
      New York, NY 10005                      Ft. Lauderdale, FL 33301
--------------------------------------------------------------------------------

Other Available Information

You can find more information about the Fund and its Portfolio in thePortfolio's
Statement of Additional Information ("SAI").

Statement of Additional  Information.  The SAI  supplements,  and is technically part of, this  Prospectus.  It includes an  expanded  discussion  of  investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment  strategies that  significantly  affected the Portfolios in their last fiscal year.  The  Portfolio is new so these  reports are not yet available for the Portfolio.

How to get these and other materials:

o    Request free copies from:

     -    Your investment advisor- you are a client of an investment advisor who has invested in the Portfolio on your behalf.

     -    The  Fund-if  you  represent  an  institutional  investor,  registered investment advisor or other qualifying investor. Call collect at (310)
          395-8005.

     -    Additional  materials  describing the Fund and Portfolios,  as well as the Advisor and its investment approach, are also available.

o    Access them on our web site at http://www.dfaus.com.

o    Access  them  on  the  EDGAR   Database  in  the  SEC's  Internet  site  at
     http://www.sec.gov.

o    Review and copy them at the SEC's Public  Reference Room in Washington D.C.
     (phone 1-800/SEC-0330).

o    Request copies from the Public  Reference  Section of the SEC,  Washington,
     D.C.  20549-0102  or at  publicinfo@sec.gov  (you will be charged a copying fee).  Information  on the operation of the SEC's public  reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA  90401
(310) 395-8005

DFA Investment Dimensions Group Inc. - Registration No. 811-3258

                     EMERGING MARKETS CORE EQUITY PORTFOLIO

                      DFA Investment Dimensions Group Inc.

          1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
                            Telephone: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                            __________________, 2005

     This statement of additional  information  ("SAI") relates to the shares of
Emerging  Markets Core Equity  Portfolio  (the  "Portfolio")  of DFA  Investment
Dimensions Group Inc. (the "Fund").

     This SAI is not a  prospectus  but should be read in  conjunction  with the prospectus of the Portfolio dated  _____________,  2005, as amended from time to
time.  As  of  ______________,   2005,  the  Portfolio  had  not  yet  commenced
operations,  so no financial  information  is shown for it in the Fund's  annual report for the fiscal year ended [November 30, 2004].  The prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

                                TABLE OF CONTENTS

PORTFOLIO CHARACTERISTICS AND POLICIES.......................................

BROKERAGE TRANSACTIONS.......................................................

INVESTMENT LIMITATIONS.......................................................

FUTURES CONTRACTS............................................................

CASH MANAGEMENT PRACTICES....................................................

CONVERTIBLE DEBENTURES.......................................................

DIRECTORS AND OFFICERS.......................................................

SERVICES TO THE FUND.........................................................

ADVISORY FEES................................................................

GENERAL INFORMATION..........................................................

CODES OF ETHICS..............................................................

SHAREHOLDER RIGHTS...........................................................

PRINCIPAL HOLDERS OF SECURITIES..............................................

PURCHASE OF SHARES...........................................................

REDEMPTION AND TRANSFER OF SHARES............................................

TAXATION OF THE PORTFOLIO....................................................

PROXY VOTING POLICIES........................................................

DISCLOSURE OF PORTFOLIO HOLDINGS.............................................

FINANCIAL STATEMENTS.........................................................

PERFORMANCE DATA.............................................................

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     The following  information  supplements  the  information  set forth in the prospectus of the Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

     Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to the Portfolio and provides administrative services to the Portfolio.

     The  Portfolio  is  diversified  under  the  federal  securities  laws  and regulations.

                             BROKERAGE TRANSACTIONS

     Portfolio  transactions  of the  Portfolio  will be  placed  with a view to receiving the best price and  execution.  In addition,  the Advisor will seek to acquire  and  dispose of  securities  in a manner  which  would  cause as little fluctuation  in the market prices of stocks being  purchased or sold as possible in light of the size of the  transactions  being  effected,  and brokers will be selected  with these goals in view.  The Advisor  monitors  the  performance  of brokers which effect transactions for the Portfolio to determine the effect that their  trading has on the market  prices of the  securities in which it invests.
The Advisor also checks the rate of  commission  being paid by the  Portfolio to its brokers to ascertain  that the rates are  competitive  with those charged by other brokers for similar services.

     Transactions  also may be placed with  brokers who provide the Advisor with investment research,  such as reports concerning individual issuers,  industries and general  economic and  financial  trends and other  research  services.  The
Investment  Advisory Agreement of the Portfolio permits the Advisor knowingly to pay  commissions on these  transactions  which are greater than another  broker, dealer or exchange member might charge if the Advisor, in good faith, determines that  the  commissions  paid are  reasonable  in  relation  to the  research  or brokerage  services  provided  by the broker or dealer  when  viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the accounts under its management.  Research  services  furnished by brokers through whom  securities  transactions  are  effected  may be  used  by the  Advisor  in servicing  all of its  accounts  and not all  such  services  may be used by the
Advisor with respect to the Portfolio.

     Transactions,  from time to time,  may be  placed  with  brokers  that have assisted in the sale of Fund shares. The Advisor,  however, pursuant to policies and  procedures  approved by the Board of Directors of the Fund,  is  prohibited
from  selecting  brokers  and  dealers  to  effect  the  Portfolio's   portfolio
securities  transactions  based (in whole or in part) on a broker's  or dealer's promotion  or sale of shares  issued by the  Portfolio  or any other  registered investment companies.

     The  over-the-counter  companies eligible for purchase by the Portfolio may be thinly traded  securities.  Therefore,  the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution basis. To that end,  the  Advisor  places buy and sell  orders for the  Portfolio  with  market makers, third market brokers,  electronic  communications  networks ("ECNs") and with  dealers on an agency  basis.  Third market  brokers  enable the Advisor to trade with other institutional  holders directly on a net basis. This allows the
Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

     The Advisor places buy and sell orders on ECNs when the Advisor  determines that the  securities may not be available from other sources at a more favorable price.  ECNs, such as Instinet,  are electronic  information  and  communication
networks  whose  subscribers   include  most  market  makers  as  well  as  many
institutions.  Such ECNs charge a  commission  for each trade  executed on their systems.  For example, on any given trade, the Portfolio,  by trading through an
ECN,  could  pay a spread to a dealer  on the  other  side of the  trade  plus a commission  to the  ECN.  However,  placing  a buy  (or  sell)  order  on an ECN communicates to many  (potentially  all) market makers and institutions at once.
This can create a more  complete  picture of the  market and thus  increase  the likelihood  that the Portfolio  can effect  transactions  at the best  available prices.

                             INVESTMENT LIMITATIONS

     The Portfolio has adopted certain limitations which may not be changed with respect to the Portfolio  without the approval of a majority of the  outstanding voting  securities of the  Portfolio.  A "majority" is defined as the lesser of:
(1) at least 67% of the voting  securities  of the  Portfolio (to be affected by the proposed  change)  present at a meeting,  if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy,  or (2)  more  than  50% of the  outstanding  voting  securities  of such
Portfolio.

The Portfolio will not:

(1)  Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the  Portfolio  from  investing in issuers  which  invest,  deal or otherwise  engage in transactions in real estate or interests  therein,  or investing  in  securities  that are  secured  by real  estate or  interests therein;

(2)  Purchase  or sell  physical  commodities,  unless  acquired  as a result of ownership  of  securities  or other  instruments  and  provided  that  this restriction  does not prevent the Portfolio  from engaging in  transactions involving  futures contracts and options thereon or investing in securities that are secured by physical commodities;

(3)  Make  loans to other  persons,  except:  (a)  through  the  lending  of its portfolio  securities;  (b) through the purchase of debt  securities,  loan participations  and/or  engaging in direct  corporate  loans for investment purposes in accordance with its investment objectives and policies; and (c)
     to the extent the entry into a repurchase agreement is deemed to be a loan;

(4)  Purchase the  securities of any one issuer (other than the U.S.  government or any  of  its  agencies  or  instrumentalities  or  securities  of  other investment companies) if immediately after such investment (a) more than 5%
     of the value of the  Portfolio's  total  assets  would be  invested in such issuer or (b) more than 10% of the  outstanding  voting  securities of such issuer would be owned by the Portfolio,  except that up to 25% of the value of the Portfolio's  total assets may be invested  without regard to such 5%
     and 10% limitations.

(5)  Borrow  money,  except that (a) it may borrow from banks (as defined in the
     1940 Act) or other  financial  institutions in amounts up to 33 1/3% of its total  assets  (including  the  amount  borrowed)  and  (b) to  the  extent permitted by  applicable  law,  borrow up to an  additional 5% of its total assets for temporary purposes;

(6)  Issue senior  securities  (as such term is defined in Section  18(f) of the
     1940 Act), except to the extent permitted under the 1940 Act;

(7)  Engage in the business of underwriting securities issued by others; and

(8)  Concentrate  (invest  more than 25% of its net  assets)  in  securities  of
     issuers  in  a  particular   industry  (other  than  securities  issued  or
     guaranteed  by the U.S.  government or any of its agencies or securities of other investment companies).

     Although not a fundamental  policy  subject to  shareholder  approval,  the
Portfolio  does not intend to invest more than 15% of its net assets in illiquid securities.

     With respect to 5(a) above,  the Portfolio  will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any  borrowings by the Portfolio and with respect to 5(b) above, the  Portfolio  will  segregate  assets  to cover  the  amount  borrowed  by the
Portfolio.

     Notwithstanding any of the above investment restrictions, the Portfolio may establish  subsidiaries or other similar  vehicles for the purpose of conducting their  investment  operations  in  Approved  Markets,  if such  subsidiaries  or vehicles are required by local laws or regulations  governing  foreign investors such as the  Portfolio or whose use is otherwise  considered by the Portfolio to be advisable.  The Portfolio  would "look through" any such vehicle to determine compliance with its investment restrictions.

     Subject to future  regulatory  guidance,  for purposes of those  investment limitations  identified  above that are based on total  assets,  "total  assets"
refers to the assets that the Portfolio  owns, and does not include assets which the Portfolio does not own but over which it has effective control. For example, when applying a percentage  investment limitation that is based on total assets, the  Portfolio  will exclude from its total assets those assets which  represent collateral received by the Portfolio for its securities lending transactions.

     Unless otherwise indicated,  all limitations  applicable to the Portfolio's investments  apply  only at the  time  that a  transaction  is  undertaken.  Any subsequent  change in a rating  assigned by any rating  service to a security or change  in  the  percentage  of  the  Portfolio's  assets  invested  in  certain securities or other  instruments  resulting  from market  fluctuations  or other changes in the  Portfolio's  total  assets  will not require  the  Portfolio  to dispose of an investment until the Advisor  determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different  ratings to the same security,  the
Advisor will  determine  which rating it believes best  reflects the  security's quality and risk at that time,  which may be the higher of the several  assigned ratings.

                                FUTURES CONTRACTS

     The  Portfolio  may enter into  futures  contracts  and  options of futures
contracts  for  hedging   purposes  to  protect  against  losses  from  currency
fluctuations.  In addition,  the Portfolio may use futures contracts and options of  futures  contracts  for  non-hedging  purposes  as a  substitute  for direct investment or to allow the Portfolio to remain fully invested while  maintaining the liquidity  required to pay redemptions.  Futures  contracts  provide for the future sale by one party and purchase by another party of a specified  amount of defined securities at a specified future time and at a specified price.  Futures contracts which are  standardized  as to maturity date and underlying  financial instrument  are traded on national  futures  exchanges.  The  Portfolio  will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain  positions in futures  contracts.  Minimal initial margin  requirements are established by the futures exchange and brokers
may  establish   margin   requirements   which  are  higher  than  the  exchange
requirements.  After a futures  contract  position  is opened,  the value of the contract is marked to market daily.  If the futures  contract price changes,  to the extent  that the margin on deposit  does not  satisfy  margin  requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Portfolio.  Variation  margin payments are made to and from the futures  broker for as long as the  contract  remains  open.  The  Portfolio expects to earn income on its margin  deposits.  The Portfolio  intends to limit its futures-related  investment activity so that other than with respect to bona fide  hedging  activity  (as defined in  Commodity  Futures  Trading  Commission
("CFTC") Rule 1.3 (z)):  (i) the aggregate  initial  margin and premiums paid to establish commodity futures and commodity option contract positions  (determined at the time the most recent  position was  established)  do not exceed 5% of the liquidation  value of the  Portfolio's  portfolio,  after  taking  into  account unrealized  profits and  unrealized  losses on any such contracts it has entered into (provided  that, in the case of an option that is  in-the-money at the time of purchase,  the  in-the-money  amount may be excluded in  calculating  such 5%
limitation)  or (ii) the  aggregate net  "notional  value" (i.e.,  the size of a commodity  futures or commodity  option  contract in contract units (taking into account any  multiplier  specified in the  contract),  multiplied by the current market price (for a futures  contract) or strike price (for an option  contract)
of each such unit) of all  non-hedge  commodity  futures  and  commodity  option contracts  that the Portfolio has entered into  (determined at the time the most recent position was  established)  does not exceed the liquidation  value of the
Portfolio's  portfolio,   after  taking  into  account  unrealized  profits  and
unrealized  losses on any such  contracts  that the  Portfolio has entered into.
Pursuant to published  positions of the Securities and Exchange  Commission (the
"SEC"), the Portfolio (or its custodian) may be required to maintain  segregated accounts consisting of liquid assets such as cash, U.S.  government  securities, or other  high  grade  debt  obligations  (or,  as  permitted  under  applicable regulation,  enter into  offsetting  positions) in  connection  with its futures contract  transactions  in order to cover its  obligations  with respect to such contracts.

     Positions in futures  contracts may be closed out only on an exchange which provides a secondary  market.  However,  there can be no assurance that a liquid secondary market will exist for any particular  futures contract at any specific time.  Therefore,  it might not be possible to close a futures  position and, in the event of  adverse  price  movements,  the  Portfolio  would  continue  to be required  to make  variation  margin  deposits.  In such  circumstances,  if the
Portfolio has insufficient  cash, it might have to sell portfolio  securities to meet daily margin  requirements at a time when it might be disadvantageous to do
so.  Management  intends to minimize the  possibility  that it will be unable to close out a futures  contract by only  entering into futures which are traded on national futures  exchanges and for which there appears to be a liquid secondary market.

                            CASH MANAGEMENT PRACTICES

     The Portfolio engages in cash management  practices in order to earn income on uncommitted cash balances.  Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the
Advisor believes  liquidity is necessary or desirable.  The Portfolio may invest cash in short-term repurchase agreements.  In addition, the Portfolio may invest a  portion  of its  assets,  ordinarily  not more  than  20%,  in  money  market instruments,  highly  liquid debt  securities,  freely  convertible  currencies, shares of money  market  mutual  funds,  index  futures  contracts  and  options thereon.  Investments  in money market mutual funds may involve a duplication of certain fees and expenses.  The 20% guideline is not an absolute  limitation but
the  Portfolio   does  not  expect  to  exceed  this   guideline   under  normal
circumstances.  The Portfolio may also invest in Exchange  Traded Funds ("ETFs")
and similarly  structured  pooled  investments that provide exposure to Approved
Markets or other equity markets,  including the United States,  for the purposes of gaining exposure to the equity markets while maintaining liquidity.

                              EXCHANGE TRADED FUNDS

     The  Portfolio  may also  invest in  Exchange  Traded  Funds  ("ETFs")  and similarly  structured  pooled  investments  that  provide  exposure  to Approved
Markets or other equity markets,  including the United States,  for the purposes of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment  company whose goal is to track or replicate a desired index, such as a sector,  market or global segment.  ETFs are passively managed,  and traded similar to a publicly traded company.  Similarly, risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance,  before fees and expenses, of its underlying index.  The risk of not  correlating  to the index is an additional  risk to the investors of ETFs. When Portfolio invests in ETFs, shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.

                             CONVERTIBLE DEBENTURES

     The Portfolio may invest up to 5% of its assets in  convertible  debentures issued by  non-U.S.  companies  located  in the  Approved  Markets.  Convertible debentures  include  corporate  bonds and notes  that may be  converted  into or exchanged for common stock. These securities are generally convertible either at a stated  price or a stated  rate (that is,  for a specific  number of shares of common  stock or other  security).  As with other fixed income  securities,  the price of a convertible  debenture to some extent varies  inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income  derived  from  a  common  stock  but  lower  than  that  afforded  by  a nonconvertible  debenture), a convertible debenture also affords the investor an opportunity,  through its  conversion  feature,  to  participate  in the capital appreciation  of the common  stock into which it is  convertible.  As the market price of the underlying  common stock declines,  convertible  debentures tend to trade  increasingly  on a yield  basis and so may not  experience  market  value declines  to the same extent as the  underlying  common  stock.  When the market price of the  underlying  common  stock  increases,  the price of a  convertible debenture  tends to rise as a reflection of the value of the  underlying  common stock. To obtain such a higher yield, the Portfolio may be required to pay for a convertible  debenture an amount in excess of the value of the underlying common stock.  Common stock acquired by the Portfolio upon  conversion of a convertible debenture  will  generally be held for as long as the Advisor  anticipates  such stock will provide the Portfolio with  opportunities  which are consistent  with the Portfolio's investment objective and policies.

                             DIRECTORS AND OFFICERS

[THIS SECTION TO BE UPDATED IN RULE 485(b) FILING]

Directors

     The Board of Directors of the Fund is  responsible  for  establishing  Fund policies and for overseeing the management of the Fund.

     The Board of Directors has two standing committees, the Audit Committee and the  Portfolio  Performance  and  Service  Review  Committee  (the  "Performance
Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G.  Ibbotson  and  Abbie J.  Smith.  Each  member of the  Audit  Committee  is a disinterested  Director.  The Audit  Committee for the Board oversees the Fund's accounting and financial  reporting policies and practices,  the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs  other  oversight  functions  as  requested  by the  Board.  The  Audit
Committee for the Board  recommends the  appointment  of the Fund's  independent registered  public accounting firm and also acts as a liaison between the Fund's independent  registered  public  accounting firm and the full Board.  There were
[______] Audit Committee meetings for the Fund held during the fiscal year ended
November 30, 2004.

     The  Performance  Committee  is  comprised  of Messrs.  Constantinides  and
Ibbotson,  Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each
member of the Fund's  Performance  Committee is a  disinterested  Director.  The
Performance Committee regularly reviews and monitors the investment  performance of  the  Fund's  series  and  reviews  the  performance  of the  Fund's  service providers.  There were [________] Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical  information for each disinterested  Director and each interested  Director of the Fund is set forth in the tables  below,  including a description  of each  Director's  experience  as a Director of the Fund and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

Disinterested Directors

--------------------- --------- ----------- -------------------------------- ---------------- ------------------------
                                 Term of
                                 Office/1/                                    Portfolios         Other
                                   and                                       within the DFA   Directorships
 Name, Address and               Length of     Principal Occupation          Fund Complex/2/    of Public
        Age           Position   Service       During Past 5 Years             Overseen       Companies Held
--------------------- --------- ----------- -------------------------------- ---------------- ------------------------
George M.              Director  Since      Leo Melamed Professor of         75 portfolios
Constantinides                   1983       Finance, Graduate School of      in 4
Graduate School of                          Business, University of          investment
Business, University                        Chicago.                         companies
of Chicago
1101 E. 58th Street
Chicago, IL 60637
Date of Birth:
9/22/47
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
John P. Gould          Director  Since      Steven G. Rothmeier              75 portfolios    Trustee, Harbor Fund
Graduate School of               1986       Distinguished Service            in 4             (registered investment
Business, University                        Professor of Economics,          investment       company) (13
of Chicago                                  Graduate School of Business,     companies        Portfolios).
1101 E. 58th Street                         University of Chicago. Member
Chicago, IL 60637                           of the Boards of Milwaukee
Date of Birth:                              Mutual Insurance Company and
1/19/39                                     UNext Inc. Formerly, Senior
                                            Vice President, Lexecon Inc.
                                            (economics, law, strategy and
                                            finance consulting). Formerly,
                                            President, Cardean University
                                            (division of UNext). Formerly,
                                            Trustee, First Prairie Funds
                                            (registered investment
                                            company).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Roger G. Ibbotson      Director  Since      Professor in Practice of         75 portfolios
Yale School of                   1981       Finance, Yale School of          in 4
Management                                  Management. Director, BIRR       investment
P.O. Box 208200                             Portfolio Analysis, Inc.         companies
New Haven, CT                               (software products). Chairman,
06520-8200                                  Ibbotson Associates, Inc.,
Date of Birth:                              Chicago, IL (software, data,
5/27/43                                     publishing and consulting).
                                            Partner, Zebra Capital
                                            Management, LLC (hedge fund
                                            manager). Formerly, Director,
                                            Hospital Fund, Inc.
                                            (investment management
                                            services).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Robert C. Merton       Director  Since      John and Natty McArthur          75 portfolios    Director, Vical
Harvard Business                 2003       University Professor, Graduate   in 4             Incorporated
School                                      School of Business               investment       (biopharmaceutical
Morgan Hall 397                             Administration, Harvard          companies        product development).
Soldiers Field                              University (since 1998).
Boston, MA 02163                            George Fisher Baker Professor
Date of Birth:                              of Business Administration,
7/31/44                                     Graduate School of Business
                                            Administration, Harvard
                                            University (1988-1998).
                                            Co-founder, Chief Science
                                            Officer and Director,
                                            Integrated Finance Limited
                                            (since 2002). Director, MF
                                            Risk, Inc. (risk management
                                            software) (since 2001).
                                            Director, Peninsula Banking
                                            Group (bank) (since 2003).
                                            Director, Community First
                                            Financial Group (bank holding
                                            company) (since 2003).
                                            Formerly, Co-Founder and
                                            Principal, Long-Term Capital
                                            Management.
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Myron S. Scholes       Director  Since      Frank E. Buck Professor          75 portfolios    Director, American
Oak Hill Capital                 1981       Emeritus of Finance, Stanford    in 4             Century Fund Complex
Management, Inc.                            University. Managing Partner,    investment       (registered investment
2775 Sand Hill Road                         Oak Hill Capital Management      companies        companies) (38
Suite 220                                   (private equity firm).                            Portfolios); and
Menlo Park, CA 94025                        Chairman, Oak Hill Platinum                       Director, Chicago
Date of Birth:                              Partners (hedge fund).                            Mercantile Exchange
7/01/41                                     Director, Chicago Mercantile                      Holdings Inc.
                                            Exchange. Consultant, Arbor
                                            Investors. Formerly, Director,
                                            Smith Breeden Family of Funds.
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Abbie J. Smith         Director  Since      Boris and Irene Stern            75 portfolios    Director, HON
Graduate School of               2000       Professor of Accounting,         in 4             Industries Inc.
Business, University                        Graduate School of Business,     investment       (office furniture) and
of Chicago                                  University of Chicago.           companies        Director, Ryder System
1101 East 58th Street                       Formerly, Marvin Bower Fellow,                    Inc. (transportation).
Chicago, IL 60637                           Harvard Business School (9/01
Date of Birth:                              to 8/02).
4/30/53
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------

Interested Directors

     The following  Interested  Directors are described as such because they are deemed to be  "interested  persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.

--------------------- --------- ----------- --------------------------------  --------------- ------------------------
                                 Term of
                                 Office/1/                                      Portfolios         Other
                                   and                                        within the DFA   Directorships
 Name, Address and               Length of     Principal Occupation           Fund Complex/2/    of Public
        Age           Position   Service       During Past 5 Years               Overseen      Companies Held
--------------------- --------- ----------- ---------------------------------  -------------- ------------------------
David G. Booth         Chairman,  Since     Chairman, Director/Trustee,        75
1299 Ocean Avenue      Director,  1981      President, Chief Executive         portfolios
Santa Monica, CA       President,           Officer and Chief Investment       in 4
90401                  Chief                Officer (beginning in 2003) of     investment
Date of Birth:         Executive            the following companies:           companies
12/02/46               Officer,             Dimensional Fund Advisors Inc.,
                       and                  DFA Securities Inc., Dimensional
                       Chief                Fund Advisors Canada Inc.,
                       Investment           Dimensional Emerging Markets
                       Officer              Value Fund Inc., the Fund,
                                            Dimensional Investment Group
                                            Inc. and The DFA Investment
                                            Trust Company.  Director of
                                            Dimensional Fund Advisors Ltd.
                                            and formerly, Chief Investment
                                            Officer.  Director, President
                                            and Chief Investment Officer
                                            (beginning in 2003) of DFA
                                            Australia Limited. Formerly,
                                            Director of Dimensional Funds
                                            PLC. Limited Partner, Oak Hill
                                            Partners. Director, University
                                            of Chicago Business School.
                                            Formerly, Director, SA Funds
                                            (registered investment company).
                                            Formerly, Director of Assante
                                            Corporation (investment
                                            management).
--------------------- --------- ----------- -------------------------------- ---------------  ------------------------
                                 Term of
                                 Office/1/                                      Portfolios          Other
                                   and                                        within the DFA    Directorships
 Name, Address and               Length of     Principal Occupation           Fund Complex/2/     of Public
        Age           Position   Service       During Past 5 Years               Overseen       Companies Held
--------------------- --------- ----------- -------------------------------- ---------------- ------------------------
Rex A. Sinquefield*    Director   Since     Chairman and Director/Trustee      75
1299 Ocean Avenue      and        1981      (and prior to 2003, Chief          portfolios
Santa Monica, CA       Chairman             Investment Officer) of the         in 4
90401                                       following companies: Dimensional   investment
Date of Birth:                              Fund Advisors Inc., DFA            companies
9/07/44                                     Securities Inc., Dimensional
                                            Emerging Markets Value Fund
                                            Inc., the Fund, Dimensional
                                            Investment Group Inc. and The
                                            DFA Investment Trust Company.
                                            Director (and prior to 2003,
                                            Chief Investment Officer) of DFA
                                            Australia Limited.  Director and
                                            formerly, President of
                                            Dimensional Fund Advisors Ltd.
                                            Director of Dimensional Funds
                                            PLC and Dimensional Fund
                                            Advisors Canada Inc.  Trustee,
                                            St. Louis University. Life
                                            Trustee and Member of Investment
                                            Committee, DePaul University.
                                            Director, The German St. Vincent
                                            Orphan Home. Member of
                                            Investment Committee,
                                            Archdiocese of St. Louis.
--------------------- --------- ----------- --------------------------------  ---------------   -----------------

/1/  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is elected and qualified.

/2/  Each  Director  is a director  or  trustee  of each of the four  registered investment companies within the DFA Fund Complex,  which include: the Fund;
     Dimensional  Investment Group Inc.; The DFA Investment  Trust Company;  and
     Dimensional Emerging Markets Value Fund Inc.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Information  relating to each Director's ownership (including the ownership of  his  or her  immediate  family)  in  the  Portfolio  and  in all  registered investment  companies  in the DFA Fund  Complex as of  December  31, 2004 is set
forth in the chart below.

------------------------------- ----------------------------- ---------------------------------
                                                                 Aggregate Dollar Range of
                                                                 Shares Owned in All Funds
                                      Dollar Range of          Overseen by Director in Family
             Name                 Portfolio Shares Owned           of Investment Companies
------------------------------- ----------------------------- ---------------------------------
Disinterested Directors:
------------------------------- ----------------------------- ---------------------------------
George M. Constantinides                  [None]                           [None]
------------------------------- ----------------------------- ---------------------------------
John P. Gould                             [None]                           [None]
------------------------------- ----------------------------- ---------------------------------
Roger G. Ibbotson                         [None]                           [None]
------------------------------- ----------------------------- ---------------------------------
Robert C. Merton                          [None]                           [None]
------------------------------- ----------------------------- ---------------------------------
Myron S. Scholes                          [None]                      [$10,001-50,000]
------------------------------- ----------------------------- ---------------------------------
Abbie J. Smith                            [None]                           [None]
------------------------------- ----------------------------- ---------------------------------
Interested Directors:
------------------------------- ----------------------------- ---------------------------------
David G. Booth                            [None]                      [Over $100,000]
------------------------------- ----------------------------- ---------------------------------
Rex A. Sinquefield                   [Over $100,000]                  [Over $100,000]
------------------------------- ----------------------------- ---------------------------------

     Set forth below is a table listing,  for each Director  entitled to receive compensation,  the  compensation  received  from the Fund during the fiscal year ended  November  30,  2004 and the  total  compensation  received  from all four registered  investment  companies  for which the  Advisor  serves as  investment advisor during that same fiscal year.

                                                  Pension or                               Total
                                                  Retirement                           Compensation
                                  Aggregate     Benefits as Part     Estimated Annual    from DIG
                                 Compensation       of Fund           Benefits upon     and DFA Fund
Director                          the Fund*        Expenses            Retirement         Complex+
George M. Constantinides...        [$______]         N/A                   N/A           [$75,000]
John P. Gould..............        [$______]         N/A                   N/A           [$75,000]
Roger G. Ibbotson..........        [$______]         N/A                   N/A           [$75,000]
Robert C. Merton...........        [$______]         N/A                   N/A           [$75,000]
Myron S. Scholes...........        [$______]         N/A                   N/A           [$75,000]
Abbie J. Smith.............        [$______]         N/A                   N/A           [$75,000]

+    The  term  DFA  Fund  Complex  refers  to the  four  registered  investment companies  for  which  the  Advisor  performs  advisory  or  administrative
     services   and  for   which  the   individuals   listed   above   serve  as
     directors/trustees on the Boards of Directors/Trustees of such companies.

*    Under a deferred  compensation  plan (the "Plan") adopted effective January
     1, 2002, the  disinterested  Directors of the Fund may defer receipt of all or a portion of the  compensation for serving as members of the four Boards of  Directors/Trustees  of the investment companies in the DFA Fund Complex
     (the "DFA Funds").  Amounts  deferred  under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the "Reference  Funds").  The amounts ultimately received by the  disinterested  Directors under the Plan will be directly linked to the investment  performance  of  the  Reference  Funds.  Deferral  of  fees  in accordance with the Plan will have a negligible  effect on a fund's assets, liabilities,  and net  income per  share,  and will not  obligate a fund to retain the services of any disinterested  Director or to pay any particular level of compensation to the  disinterested  Director.  The total amount of deferred  compensation accrued by the disinterested  Directors from the DFA
     Fund  Complex  who  participated  in the Plan  during the fiscal year ended
     November  30,  2004  is as  follows:  $75,000  (Mr.  Gould),  $75,000  (Mr.
     Ibbotson);  $75,000 (Mr. Merton);  and $75,000 (Ms. Smith). A disinterested
     Director's deferred compensation will be distributed at the earlier of: (a)
     January in the year after the disinterested Director's resignation from the
     Boards of Directors/Trustees  of the DFA Funds, or death or disability;  or
     (b) five  years  following  the  first  deferral,  in such  amounts  as the disinterested  Director has specified.  The obligations of the DFA Funds to make payments under the Plan will be unsecured  general  obligations of the
     DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

     Below is the name, age,  information  regarding positions with the Fund and the  principal  occupation  for each  officer of the Fund.  The  address of each officer is 1299 Ocean Avenue,  11th Floor,  Santa Monica,  CA 90401. Each of the
officers  listed below holds the same office (except as otherwise  noted) in the following  entities:  Dimensional  Fund Advisors Inc., DFA Securities  Inc., DFA
Investment  Dimensions  Group Inc.,  Dimensional  Investment Group Inc., The DFA
Investment  Trust  Company,  and  Dimensional  Emerging  Markets Value Fund Inc.
(collectively, the "DFA Entities").

------------------------- ------------------ -----------------   ----------------------------------------------------
                                              Term of Office/1/
                                               and Length of     Principal Occupation During
      Name and Age            Position            Service                Past 5 Years
------------------------- ------------------ -----------------   ----------------------------------------------------
Arthur H. Barlow          Vice President         Since           Vice President of all the DFA Entities. Formerly,
Date of Birth: 11/07/55                          1993            Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------- ------------------ -----------------   ----------------------------------------------------
Valerie A. Brown          Vice President and     Since           Vice President and Assistant Secretary of all the
Date of Birth: 1/24/67    Assistant Secretary    2001            DFA Entities, DFA Australia Limited, Dimensional
                                                                 Fund Advisors Ltd. and since June 2003, Dimensional
                                                                 Fund Advisors Canada Inc.  Since March 2000, legal
                                                                 counsel for Dimensional Fund Advisors Inc.
                                                                 Formerly at Jones, Day, Reavis & Pogue.
------------------------- ------------------ -----------------   ----------------------------------------------------
Stephan A. Clark          Vice President         Since           Vice President of all the DFA Entities. April 2001
Date of Birth: 8/20/72                           2004            to April 2004, Portfolio Manager of Dimensional
                                                                 Fund Advisors Inc.  Formerly, Graduate Student at
                                                                 the University of Chicago (September 2000 to March
                                                                 2001); Associate of US Bancorp Piper Jaffrey
                                                                 (September 1999 to September 2000) and an Analyst
                                                                 and later an Associate of John Nuveen & Co. (August
                                                                 1997 to September 1999).
------------------------- ------------------ -----------------   ----------------------------------------------------
Truman A. Clark           Vice President         Since           Vice President of all the DFA Entities. Formerly,
Date of Birth: 4/08/41                           1996            Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------- ------------------ -----------------   ----------------------------------------------------
Christopher S. Crossan    Vice President and     Since           Vice President of all the DFA Entities. Formerly,
Date of Birth:  12/21/65  Chief Compliance       2004            Senior Compliance Officer, INVESCO Institutional,
                          Officer                                Inc. and its affiliates (August 2000 to January
                                                                 2004); Branch Chief, Investment Company and
                                                                 Investment Advisor Inspections, Securities and
                                                                 Exchange Commission (April 1994 to August 2000).
------------------------- ------------------ -----------------   ----------------------------------------------------
James L. Davis             Vice President         Since          Vice President of all the DFA Entities. Formerly,
Date of Birth: 11/29/56                           1999           Vice President DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.  Formerly at Kansas
                                                                 State University, Arthur Andersen & Co. and
                                                                 Phillips Petroleum Co.
------------------------- ------------------ -----------------   ----------------------------------------------------
Robert T. Deere           Vice President         Since           Vice President of all the DFA Entities and DFA
Date of Birth: 10/08/57                          1994            Australia Limited.  Formerly, Vice President of
                                                                 Dimensional Fund Advisors Ltd.
------------------------- ------------------ -----------------   ----------------------------------------------------
Robert W. Dintzner        Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 3/18/70                           2001            April 2001, marketing supervisor and marketing
                                                                 coordinator for Dimensional Fund Advisors Inc.
                                                                 Formerly, Vice President DFA Australia Limited.
------------------------- ------------------ -----------------   ----------------------------------------------------
Richard A. Eustice        Vice President and     Since           Vice President and Assistant Secretary of all the
Date of Birth: 8/05/65    Assistant Secretary    1998            DFA Entities and DFA Australia Limited.  Formerly,
                                                                 Vice President of Dimensional Fund Advisors Ltd.
------------------------- ------------------ -----------------   ----------------------------------------------------
Eugene F. Fama, Jr.       Vice President         Since           Vice President of all the DFA Entities. Formerly,
Date of Birth: 1/21/61                           1993            Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------- ------------------ -----------------   ----------------------------------------------------
Robert M. Fezekas          Vice President         Since          Vice President of all the DFA Entities. Prior to
Date of Birth: 10/28/70                           2001           December 2001, Portfolio Manager of Dimensional
                                                                 Fund Advisors Inc.
------------------------- ------------------ -----------------   ----------------------------------------------------
Damon S. Fisher           Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 8/2/68                            2004            April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors Inc.
------------------------- ------------------ -----------------   ----------------------------------------------------
Gretchen A. Flicker       Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 6/9/71                            2004            April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors Inc.
------------------------- ------------------ -----------------   ----------------------------------------------------
Glenn S. Freed             Vice President         Since          Vice President of all the DFA Entities. Formerly,
Date of Birth: 11/24/61                           2001           Professor and Associate Dean of the Leventhal
                                                                 School of Accounting (September 1998 to August
                                                                 2001) and Academic Director Master of Business
                                                                 Taxation Program (June 1996 to August 2001) at the
                                                                 University of Southern California Marshall School
                                                                 of Business.
------------------------- ------------------ -----------------   ----------------------------------------------------
Henry F. Gray              Vice President         Since          Vice President of all the DFA Entities. Prior to
Date of Birth: 9/22/67                            2000           July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors Inc.  Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------- ------------------ -----------------   ----------------------------------------------------
Kamyab Hashemi-Nejad      Vice President,        Since           Vice President, Controller and Assistant Treasurer
Date of Birth: 1/22/61    Controller and         1997            of all the DFA Entities, DFA Australia Limited and
                          Assistant Treasurer                    Dimensional Fund Advisors Ltd.  Formerly, Assistant
                                                                 Secretary of Dimensional Fund Advisors Ltd.
------------------------- ------------------ -----------------   ----------------------------------------------------
Christine W. Ho           Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 11/29/67                          2004            April 2004, Assistant Controller of Dimensional
                                                                 Fund Advisors Inc.
------------------------- ------------------ -----------------   ----------------------------------------------------
Jeff J. Jeon              Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 11/11/73                          2004            April 2004, counsel of Dimensional Fund Advisors
                                                                 Inc. Formerly, an Associate at Gibson, Dunn &
                                                                 Crutcher LLP (September 1997 to August 2001).
------------------------- ------------------ -----------------   ----------------------------------------------------
Patrick Keating           Vice President         Since           Vice President of all the DFA Entities and
Date of Birth: 12/21/54                          2003            Dimensional Fund Advisors Canada Inc. (since June
                                                                 2003).  Formerly, Director, President and Chief
                                                                 Executive Officer, Assante Asset Management Inc.
                                                                 (October 2000 to December 2002); Director, Assante
                                                                 Capital Management (October 2000 to December 2002);
                                                                 President and Chief Executive Officer, Assante
                                                                 Capital Management (October 2000 to April 2001);
                                                                 Executive Vice President, Assante Corporation (May
                                                                 2001 to December 2002); Director, Assante Asset
                                                                 Management Ltd. (September 1997 to December 2002);
                                                                 President and Chief Executive Officer, Assante
                                                                 Asset Management Ltd. (September 1998 to May 2001);
                                                                 Executive Vice President, Loring Ward (financial
                                                                 services company) (January 1996 to September 1998).
------------------------- ------------------ -----------------   ----------------------------------------------------
Joseph F. Kolerich        Vice President         Since           Vice President of all the DFA Entities. From April
Date of Birth: 11/7/71                           2004            2001 to April 2004, Portfolio Manager for
                                                                 Dimensional Fund Advisors Inc. Formerly, a trader
                                                                 at Lincoln Capital Fixed Income Management
                                                                 (formerly Lincoln Capital Management Company).
------------------------- ------------------ -----------------   ----------------------------------------------------
Michael F. Lane           Vice President         Since           Vice President of all the DFA Entities. Formerly,
Date of Birth:  7/11/67                          2004            Vice President of Advisor Services at TIAA_CREF
                                                                 (July 2001 to September 2004); AEGON, President,
                                                                 Advisor Resources (September 1994 to June 2001).
------------------------- ------------------ -----------------   ----------------------------------------------------
Heather H. Mathews        Vice President         Since           Vice President of all the DFA Entities and
Date of Birth: 12/12/69                          2004            Dimensional Fund Advisors Ltd.  Prior to April
                                                                 2004, Portfolio Manager for Dimensional Fund
                                                                 Advisors Inc.  Formerly, Graduate Student at
                                                                 Harvard University (August 1998 to June 2000).
------------------------- ------------------ -----------------   ----------------------------------------------------
David M. New               Vice President        Since           Vice President of all the DFA Entities.  Formerly,
Date of Birth:  02/09/60                         2003            Client Service Manager of Dimensional Fund Advisors
                                                                 Inc.  Formerly, Director of Research, Wurts and
                                                                 Associates (investment consulting firm) (December
                                                                 2000 to June 2002); and President, Kobe Investment
                                                                 Research (August 1999 to November 2000).
------------------------- ------------------ -----------------   ----------------------------------------------------
Catherine L. Newell       Vice President and     Vice            Vice President and Secretary of all the DFA
Date of Birth: 5/07/64    Secretary              President       Entities.  Vice President and Assistant Secretary
                                                 since           of DFA Australia Limited.  Director, Vice President
                                                 1997 and        and Secretary of Dimensional Fund Advisors Ltd.
                                                 Secretary       (since February 2002, April 1997 and May 2002,
                                                 since           respectively). Vice President and Secretary of
                                                 2000            Dimensional Fund Advisors Canada Inc. (since June
                                                                 2003).  Director of Dimensional Funds plc (since
                                                                 January 2002).  Formerly, Assistant Secretary of
                                                                 all DFA Entities and Dimensional Fund Advisors Ltd.
------------------------- ------------------ -----------------   ----------------------------------------------------
David A. Plecha           Vice President         Since           Vice President of all the DFA Entities, DFA
Date of Birth: 10/26/61                          1993            Australia Limited and Dimensional Fund Advisors Ltd.
------------------------- ------------------ -----------------   ----------------------------------------------------
Eduardo A. Repetto        Vice President         Since           Vice President of all the DFA Entities. Formerly,
Date of Birth: 1/28/67                           2002            Research Associate for Dimensional Fund Advisors
                                                                 Inc. (June 2000 to April 2002). Formerly, Research
                                                                 scientist (August 1998 to June 2000), California
                                                                 Institute of Technology.
------------------------- ------------------ -----------------   ----------------------------------------------------
Michael T. Scardina       Vice President,        Since           Vice President, Chief Financial Officer and
Date of Birth: 10/12/55   Chief Financial        1993            Treasurer of all the DFA Entities, DFA Australia
                          Officer and Treasurer                  Limited, Dimensional Fund Advisors Ltd. and since
                                                                 June 2003, Dimensional Fund Advisors Canada Inc.
                                                                 Director of Dimensional Fund Advisors Ltd. (since
                                                                 February 2002) and Dimensional Funds plc (since
                                                                 January 2002).
------------------------- ------------------ -----------------   ----------------------------------------------------
David E. Schneider        Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 1/26/46                           2001            2001, Regional Director of Dimensional Fund
                                                                 Advisors Inc.
------------------------- ------------------ -----------------   ----------------------------------------------------
John C. Siciliano         Vice President         Since           Vice President of all the DFA Entities.  Director
Date of Birth: 8/24/54                           2001            of Dimensional Fund Advisors Ltd. (since May
                                                                 2001).  Formerly, Vice President of DFA Australia
                                                                 Limited. Formerly, Director of Dimensional Funds
                                                                 plc.  Formerly, Managing Principal, Payden & Rygel
                                                                 Investment Counsel  (April 1998 to December 2000).
------------------------- ------------------ -----------------   ----------------------------------------------------
Jeanne C.                 Executive Vice         Since           Executive Vice President of all the DFA Entities
Sinquefield, Ph.D.*                                              and DFA Australia Limited. Vice President
Date of Birth: 12/02/46   President              1988            (formerly, Executive Vice President) of Dimensional
                                                                 Fund Advisors Ltd. (since January 2003) and
                                                                 Dimensional Fund Advisors Canada Inc. (since June
                                                                 2003).
------------------------- ------------------ -----------------   ----------------------------------------------------
Grady M. Smith            Vice President         Since           Vice President of all the DFA Entities. From August
Date of Birth: 5/26/56                           2004            2001 to April 2004, Portfolio Manager of
                                                                 Dimensional Fund Advisors Inc.  Formerly, Principal
                                                                 of William M. Mercer, Incorporated (July 1995 to
                                                                 June 2001).
------------------------- ------------------ -----------------   ----------------------------------------------------
Carl G. Snyder            Vice President         Since           Vice President of all the DFA Entities. Prior to
Date of Birth: 6/08/63                           2000            July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors Inc.  Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------- ------------------ -----------------   ----------------------------------------------------
Lawrence R. Spieth        Vice President         Since           Vice President of all the DFA Entities.  Prior to
Date of Birth: 11/10/47                          2004            April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors Inc.
------------------------- ------------------ -----------------   ----------------------------------------------------
Bradley G. Steiman        Vice President         Since           Vice President of all the DFA Entities and
Date of Birth: 3/25/73                           2004            Dimensional Funds Canada Inc. (since June 2003).
                                                                 Prior to April 2002, Regional Director of
                                                                 Dimensional Fund Advisors Inc.  Formerly, Vice
                                                                 President and General Manager of Assante Global
                                                                 Advisors (July 2000 to April 2002); Vice President
                                                                 of Assante Asset Management Inc. (March 2000 to
                                                                 July 2000); and Private Client Manager at Loring
                                                                 Ward Investment Counsel Ltd. (June 1997 to February
                                                                 2002).
------------------------- ------------------ -----------------   ----------------------------------------------------
Karen Umland              Vice President         Since           Vice President of all the DFA Entities, DFA
Date of Birth: 3/10/66                           1997            Australia Limited, Dimensional Fund Advisors Ltd.
                                                                 and since June 2003, Dimensional Fund Advisors
                                                                 Canada Inc.
------------------------- ------------------ -----------------   ----------------------------------------------------
Carol W. Wardlaw          Vice President         Since           Vice President of all the DFA Entities.  Prior to
Date of Birth: 8/7/58                            2004            April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors Inc.
------------------------- ------------------ -----------------   ----------------------------------------------------
Weston J. Wellington      Vice President         Since           Vice President of all the DFA Entities.  Formerly,
Date of Birth: 3/01/51                           1997            Vice President of DFA Australia Limited.
------------------------- ------------------ -----------------   ----------------------------------------------------
Daniel M. Wheeler          Vice President        Since           Vice President of all the DFA Entities.  Prior to
Date of Birth: 3/03/45                           2001            2001 and currently, Director of Global Financial
                                                                 Advisor Services of Dimensional Fund Advisors Inc.
                                                                 Director of Dimensional Fund Advisors Ltd. (since
                                                                 October 2003) and President of Dimensional Fund
                                                                 Advisors Canada Inc. (since June 2003).
------------------------- ------------------ -----------------   ----------------------------------------------------

/1/  Each  officer  holds office for an  indefinite  term at the pleasure of the
     Boards  of  Directors  and  until  his  or her  successor  is  elected  and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Because  Portfolio  has not been  offered  prior  to the date of this  SAI,
Directors  and  officers  as a  group  own  less  than  1%  of  the  Portfolio's outstanding shares of the Portfolio.

                              SERVICES TO THE FUND

Administrative Services

     PFPC Inc. ("PFPC"), 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the  accounting  services,  dividend  disbursing  and  transfer  agent  for  the
Portfolio.  The  services  provided  by PFPC are subject to  supervision  by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services.  For its services,  the Portfolio pays PFPC annual fees which are set forth in the following table:

Charges for the Portfolio:
         .1230% of the first $300 million of net assets
         .0615% of the next $300 million of net assets
         .0410% of the next $250 million of net assets
         .0205% of the of the net assets over $850 million
[The  Portfolio is subject to a  $___________  per year  minimum  fee.  PFPC has agreed to limit the minimum fee for the Portfolio from time to time.]

     Since the Portfolio invests in foreign securities,  the Portfolio also pays
PFPC a fee for providing fair value pricing  services.  The total annual fee for the fair value pricing  services is calculated by aggregating all of the foreign equity portfolios of the Fund, the DFA International Trust Company,  Dimensional
Investment  Group Inc. and  Dimensional  Emerging  Markets  Value Fund Inc. (the
"Foreign Equity Funds") to which PFPC provides fair value pricing  services,  an amount equal to the greater of (i) 0.005% of each Foreign  Equity  Fund's assets or (ii)  $20,000,  and then  allocating  such total annual fee among the Foreign
Equity Funds based on net assets.

Custodian

     PFPC Trust Company, 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the custodian for  Portfolio.  Citibank,  N.A.,  111 Wall Street,  New York, New
York,  10005,  serves as global  custodian  for the  Portfolio.  The  custodians maintain a separate  account or accounts for the  Portfolio;  receive,  hold and release  portfolio  securities  on account of the  Portfolio;  make receipts and disbursements  of money on behalf of the  Portfolio;  and  collect  and  receive income and other  payments  and  distributions  on  account  of the  Portfolio's portfolio securities.

Distributor

     The Fund's  shares are  distributed  by DFA  Securities  Inc.  ("DFAS"),  a wholly-owned  subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer  under the Securities  Exchange Act of 1934 and is a member of the
National Association of Securities Dealers,  Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

     DFAS acts as an agent of the Fund by serving as the  principal  underwriter of the Fund's shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best  efforts  to seek or  arrange  for the sale of shares of the Fund, which are  continuously  offered.  No sales charges are paid by investors or the
Fund.  No  compensation  is paid by the  Fund to  DFAS  under  the  Distribution
Agreement.

Legal Counsel

     Stradley,  Ronon, Stevens & Young, LLP serves as legal counsel to the Fund.
Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

     PricewaterhouseCoopers  LLP is the independent registered public accounting firm to the Fund and audits the annual  financial  statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

                                  ADVISORY FEES

     David G. Booth and Rex A.  Sinquefield,  as  directors  and officers of the
Advisor and  shareholders  of the  Advisor's  outstanding  stock,  may be deemed controlling  persons of the Advisor.  For the services it provides as investment advisor to the  Portfolio,  the  Advisor is paid a monthly fee  calculated  as a percentage of average net assets of the Portfolio. As of _______________,  2005, the  Portfolio  had  not  yet  commenced  operations,  so it had  not  yet  paid management fees as of that date.

     In  approving  the  advisory  agreement  for the  Portfolio,  the  Board of
Directors,  including  those  Directors  who are not  "interested  persons"  (as defined  in the  1940  Act)  of the  Fund  or the  Advisor  (the  "Disinterested
Directors"),  considered a number of factors,  including: (i) the nature, extent and quality of services to be provided by the Advisor to the Portfolio; and (ii)
the fees and expenses to be borne by the Portfolio.  When considering the nature and  quality  of the  services  to be  provided  by the  Advisor,  the  Board of
Directors reviewed the scope, depth and experience of the Advisor's organization and the investment  professionals  currently  providing  management  services to other  portfolios  of the Fund.  The Board of Directors  evaluated the Advisor's portfolio  management process. The Board of Directors also considered the nature and  character  of  non-investment  management  services  to be  provided by the
Advisor.  When  considering  the fees and expenses to be borne by the Portfolio, and  considering  the  reasonableness  of the management  fees to be paid to the
Advisor in light of the services  that will be provided to the Portfolio and any additional  benefits  received by the Advisor (or its  affiliates) in connection with  providing such  services,  the Board of Directors  compared the fees to be charged by the Advisor to the  Portfolio to the fees charged to the funds in its peer group for  comparable  services,  and analyzed  the  expenses  that will be incurred by the Advisor  with respect to the  Portfolio.  The Board of Directors also  reviewed the  Advisor's  operations,  financial  condition,  and financial results in managing other  portfolios of the Fund. The Board of Directors noted, among other things,  that the management fees as a percentage of the Portfolio's average net assets are highly  favorable in relation to its peer group of funds.
After requesting and reviewing such materials as it deemed necessary,  and based on  the  considerations  described  above,  including  the  high-quality  of the personnel,  financial  condition,  investment advisory  capabilities,  portfolio management  process  and the  performance  of the  Advisor  with  respect to the management of other portfolios of the Fund,  including the Advisor's  experience in managing emerging markets  portfolios,  the Board of Directors concluded that the management fees to be charged to the Portfolio are fair, both absolutely and in  comparison  with those of other funds in its peer group and the  industry at large,  the scope and  quality of the  services to be provided by the Advisor to the Portfolio were consistent with the Portfolio's operational requirements, and that shareholders  will receive  reasonable value in return for paying such fees and expenses.  The Board of Directors,  including the  Disinterested  Directors, therefore  concluded that the approval of the advisory agreement was in the best interests of the Portfolio and its shareholders.

                               GENERAL INFORMATION

     The Fund was  incorporated  under Maryland law on June 15, 1981. Until June
1983, the Fund was named DFA Small Company Fund Inc. The Portfolio  described in this  SAI had not  commenced  operations  as of  _____________,  2005.  The Fund generally  offers shares of the Portfolio  only to  institutional  investors and clients of registered investment advisers.

                                 CODES OF ETHICS

     The Fund,  the Advisor and DFAS have  adopted a Code of Ethics,  under Rule
17j-1 of the 1940 Act, for certain access persons of the Portfolio.  The Code is designed to ensure that access persons act in the interest of the Portfolio, and its shareholders,  with respect to any personal trading of securities. Under the
Code,  access persons are generally  prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased,  sold or considered for purchase or sale by the Portfolio  unless their proposed  purchases are approved in advance.  The
Code  also  contains  certain  reporting  requirements  and  securities  trading clearance procedures.

                               SHAREHOLDER RIGHTS

     The shares of the  Portfolio,  when issued and paid for in accordance  with the Portfolio's  prospectus,  will be fully paid and non-assessable shares. Each share of common stock  represents an equal  proportional  interest in the assets and  liabilities  of the Portfolio  and has  identical,  non-cumulative  voting, dividend,  redemption  liquidation and other rights and preferences as the other class of shares of the Portfolio.

     With respect to matters which require  shareholder  approval,  shareholders are entitled to vote only with  respect to matters  which affect the interest of the  portfolio  of shares  which  they hold,  except as  otherwise  required  by applicable law. If liquidation of the Fund should occur,  shareholders  would be entitled to receive on a per class basis the assets of the particular  Portfolio whose  shares  they own,  as well as a  proportionate  share of Fund  assets not attributable to any particular Portfolio.  Ordinarily,  the Fund does not intend to hold annual meetings of  shareholders,  except as required by the 1940 Act or other  applicable  law.  The Fund's  bylaws  provide  that  special  meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting.  Such meeting may be called to consider any matter,  including  the  removal  of one or more  directors.  Shareholders  will receive  shareholder  communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

     Shareholder  inquiries  may be made by writing  or calling  the Fund at the address  or  telephone  number  appearing  on the cover of this SAI.  Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                         PRINCIPAL HOLDERS OF SECURITIES

     Because the  Portfolio  has not been offered prior to the date of this SAI, no  person  beneficially  owned  5% or more  of the  outstanding  shares  of the
Portfolio.
                               PURCHASE OF SHARES

     The following  information  supplements  the  information  set forth in the prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept  purchase and  redemption  orders on each day that the
New York Stock Exchange ("NYSE") is open for business, regardless of whether the
Federal Reserve System is closed.  However,  no purchases by wire may be made on any day that the Federal  Reserve  System is closed.  The Fund will generally be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through  Friday  throughout  the year  except for days closed to  recognize  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day,  Independence  Day, Labor Day,  Thanksgiving and Christmas Day. The Federal
Reserve System is closed on the same days as the NYSE, except that it is open on
Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund  reserves  the  right,  in its sole  discretion,  to  suspend  the offering of shares of the  Portfolio  or reject  purchase  orders  when,  in the judgment of management,  such suspension or rejection is in the best interest of the Fund or the  Portfolio.  Securities  accepted in exchange  for shares of the
Portfolio  will be acquired for  investment  purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     The Fund or its transfer agent may from time to time appoint a sub-transfer agent,  such as a broker,  for the receipt of purchase and redemption orders and funds from certain investors.  With respect to purchases and redemptions through a  sub-transfer  agent,  the Fund will be deemed to have  received a purchase or redemption  order when the  sub-transfer  agent receives the order.  Shares of a
Portfolio  will be priced at the public  offering  price next  calculated  after receipt of the purchase or redemption order by the sub-transfer agent.

     Reimbursement  fees may be  charged  prospectively  from time to time based upon the future  experience  of the  Portfolio,  which is currently  sold at net asset value. Any such charges will be described in the prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

     The following  information  supplements  the  information  set forth in the prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1)  during  any  period  when the NYSE is  closed,  or  trading  on the NYSE is restricted  as  determined  by the SEC,  (2) during any period when an emergency exists  as  defined  by the  rules  of the SEC as a  result  of  which it is not reasonably  practicable  for the Fund to dispose of  securities  owned by it, or fairly to  determine  the value of its assets and (3) for such other  periods as the SEC may permit.

     Shareholders  may transfer  shares of the  Portfolio  to another  person by making a written  request to the  Advisor who will  transmit  the request to the
Transfer  Agent.  The request should clearly  identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the  letter of  request,  the stock  certificate  or any stock  power must be guaranteed in the same manner as described in the prospectus  under  "REDEMPTION
OF SHARES." As with  redemptions,  the written  request must be received in good order before any transfer can be made.

                            TAXATION OF THE PORTFOLIO

     The following is a summary of some of the federal  income tax  consequences that may affect the Portfolio.  Unless your investment in a Portfolio is through a retirement  plan, you should  consider the tax  implications  of investing and consult your own tax adviser.

Distributions of Net Investment Income

     The Portfolio receives or derives income generally in the form of dividends and/or interest on its investments.  This income,  less expenses incurred in the operation of the Portfolio,  constitutes  its net  investment  income from which dividends may be paid to its shareholders.  If you are a taxable  investor,  any income dividends (other than qualified dividends) the Portfolio pays are taxable to you as ordinary  income. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

     Qualified Dividend Income.  Under the 2003 Tax Act, dividends earned on the following  income  sources  will be subject to a maximum  rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

o    dividends paid by domestic corporations, and
o    dividends paid by qualified foreign corporations, including:
     --   corporations incorporated in a possession of the U.S.,
     --   corporations  eligible  for  benefits  of a  comprehensive  income tax treaty with the United States that the Treasury Department  determines is satisfactory (including an exchange of information program), and
     --   corporations  whose  stock  is  readily  tradable  on  an  established securities market in the United States.

     For  individuals  in the 10% and 15% tax  brackets,  the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

     Dividends  from  corporations  exempt  from  tax,  dividends  from  foreign personal holding  companies,  foreign  investment  companies and passive foreign investment  companies  (PFICs),  and dividends paid from interest  earned by the
Portfolio on debt  securities  generally will not qualify for this favorable tax treatment.

     Both the  Portfolio  and the investors  must each  separately  meet certain holding period  requirements to qualify Portfolio  dividends for this treatment.
Specifically,  the Portfolio must hold the stock for at least 61 days during the
120-day  period  beginning  60  days  before  the  stock  becomes   ex-dividend.
Similarly,  investors  must hold  their  Portfolio  shares  for at least 61 days during the 120-day  period  beginning 60 days before the Portfolio  distribution goes  ex-dividend.  The  ex-dividend  date  is  the  first  date  following  the declaration  of a dividend on which the  purchaser  of stock is not  entitled to receive the  dividend  payment.  When  counting the number of days you held your
Portfolio  shares,  include  the day you sold  your  shares  but not the day you acquired these shares. Under technical correction  legislation introduced in the
U.S.  Congress in December  2003, a proposal has been made to extend the 120-day period to 121 days. If this  provision  becomes law, it will allow  shareholders who purchase their shares on the day before the ex-dividend  date and hold their shares for 61 or more days to report their  dividends as qualified  dividends on their individual income tax returns.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its  fiscal  year,  the  Portfolio  will  designate  the portion of its ordinary  dividend  income that meets the definition of qualified dividend  income  taxable at reduced  rates.  If 95% or more of the  Portfolio's income is from  qualified  sources,  it will be allowed to designate 100% of its ordinary income  distributions as qualified  dividend  income.  This designation rule may have the effect of converting  small amounts of ordinary  income or net short-term  capital gains,  that otherwise would be taxable as ordinary  income, into qualified dividend income eligible for taxation at reduced rates.

Distributions of Capital Gain

     The  Portfolio  may realize  capital  gains and losses on the sale or other disposition  of its  portfolio  securities.  Distributions  from net  short-term capital gains are taxable as ordinary income.  Distributions  from net long-term capital  gains are taxable as long-term  capital  gains,  regardless of how long shares of the Portfolio have been held.

     Any net capital gains realized by the Portfolio  generally are  distributed once each year, and may be distributed more frequently,  if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

     Capital gain dividends and any net long-term capital gains you realize from the sale of  Portfolio  shares are  subject to a maximum  rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets).
For  individuals  in the 10% and 15% tax  brackets,  the rate for net  long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

Sunsetting of Provisions

     The special  provisions  of the 2003 Tax Act dealing with reduced  rates of taxation for qualified  dividends and net long-term  capital gains are scheduled to sunset on December 31, 2008,  unless  extended or made permanent  before that date.  If these rules do sunset,  the prior rates of taxation of  dividends  (as ordinary  income) under the 2001 Tax Act will again apply for 2009 and 2010, and will then sunset and be replaced  (unless these  provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act.  If the 2003 Tax Act  changes  do sunset in 2008,  the rules on  taxation  of capital  gains that were in effect  prior to the 2003 Tax
Act,  including  provisions for the taxation of five-year  gains,  will again be effective for 2009 and later years.

Election to be Taxed as a Regulated Investment Company

     The  Portfolio  intends  to  qualify  each year as a  regulated  investment
company  by   satisfying   certain   distribution   and  asset   diversification
requirements  under the  Internal  Revenue  Code (the  "Code").  As a  regulated investment  company,  the Portfolio  generally pays no federal income tax on the income and gains it  distributes  to its  shareholders.  The Board  reserves the right  not to  maintain  the  qualification  of  the  Portfolio  as a  regulated investment  company,  if it determines such course of action to be beneficial to shareholders.  In such case,  the  Portfolio  will be subject  to  federal,  and
possibly  state,   corporate  taxes  on  its  taxable  income  and  gains,   and
distributions to shareholders  will be taxed as dividend income to the extent of the Portfolio's earnings and profits.

Excise Tax Distribution Requirement

     To  avoid  federal  excise  taxes,  the  Code  requires  the  Portfolio  to distribute  to you by  December  31 of each year,  at a minimum,  the  following amounts:

o    98% of its taxable ordinary income earned during the calendar year;
o    98% of its capital  gain net income  earned  during the twelve month period ending October 31; and
o    100% of any  undistributed  amounts of these  categories  of income or gain from the prior year.

     The Portfolio  intends to declare and pay these  distributions  in December
(or to pay them in  January,  in which case you must treat them as  received  in
December),  but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Effect of Foreign Withholding Taxes

     The  Portfolio may be subject to foreign  withholding  taxes on income from certain foreign  securities.  This, in turn, could reduce the Portfolio's income dividends paid to shareholders.

Effect of Foreign Investments on Distributions

     Most  foreign  exchange  gain  realized on the sale of debt  securities  is treated as ordinary income by the Portfolio.  Similarly,  foreign  exchange loss realized on the sale of debt securities by the Portfolio generally is treated as ordinary loss. This gain when distributed will be taxable to the shareholders as ordinary  income,  and any loss will  reduce  the  Portfolio's  ordinary  income otherwise  available for distribution to the shareholders.  This treatment could
increase  or  decrease  the  Portfolio's   ordinary  income   distributions   to
shareholders,   and  may  cause  some  or  all  of  the  Portfolio's  previously distributed income to be classified as a return of capital to the shareholders.

PFIC Securities

     The Portfolio  may invest in  securities of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC  securities,  the Portfolio  intends to  mark-to-market  these securities  and to  recognize  any gains at the end of its fiscal and excise tax years.  Deductions for losses are allowable only to the extent of any current or previously  recognized  gains.  These gains  (reduced by  allowable  losses) are treated as ordinary  income that the Portfolio is required to  distribute,  even though  it has not sold  the  securities.  You  should  also be  aware  that the designation  of a foreign  security  as a PFIC  security  will  cause its income dividends to fall outside of the  definition  of qualified  foreign  corporation dividends.  These  dividends  generally will not qualify for the reduced rate of taxation by  individuals on qualified  dividends when  distributed to you by the
Portfolio.

Corporate Dividends-Received Deduction

     For  corporate  shareholders,  it is  anticipated  that  a  portion  of the
dividends  paid  by  the  Portfolio  may  qualify  for  the   dividends-received
deduction.  A shareholder  may be allowed to deduct these  qualified  dividends, thereby  reducing  the tax that would  otherwise  be  required  to be paid.  The dividends-received  deduction  is  available  only  with  respect  to  dividends designated  by the  Portfolio  as  qualifying  for  this  treatment.  Qualifying dividends  generally  are limited to  dividends  of domestic  corporations.  All dividends  (including  the deducted  portion)  are  included in a  shareholder's calculation of alternative minimum taxable income.

Redemption of Portfolio Shares

     For  shareholders  subject to tax,  redemptions  and exchanges of Portfolio shares are taxable  transactions  for federal and state income tax purposes that cause such a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital  asset,  the gain or loss that he  realizes  will be capital gain or loss.

     Any loss  incurred  on the  redemption  or  exchange of shares held for six months or less will be treated as a long-term  capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares.  All or a  portion  of any loss  that a  shareholder  realizes  upon the redemption of the  Portfolio's  shares will be disallowed to the extent that the shareholder  purchases  other shares in the Portfolio  (through  reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the  shareholder's  tax basis in the new shares purchased by the shareholder.

U.S. Government Obligations

     States grant  tax-free  status to  dividends  paid to  shareholders  of the
Portfolio from interest earned on certain U.S. government securities, subject in some states to minimum investment and reporting requirements that must be met by the Portfolio. The rules on exclusion of this income are different for corporate shareholders.

Complex Securities

     The Portfolio may invest in complex  securities and such investments may be subject to numerous special and complicated tax rules.  These rules could affect whether  gains or losses  recognized  by the  Portfolio  are treated as ordinary income or capital gain,  accelerate the  recognition of income to the Portfolio, defer the  Portfolio's  ability to  recognize  losses,  and,  in limited  cases, subject the Portfolio to U.S.  federal  income tax on income from certain of the
Portfolio's  foreign  investments.  In turn,  these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio.

Securities Lending

     The Portfolio may enter into securities lending transactions that may cause the  replacement  income earned on the loaned  securities to fall outside of the definition of qualified dividend income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Information on the Tax Character of Distributions

     The  Portfolio  will inform  shareholders  of the amount and  character  of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such  distributions  shortly after the close of each  calendar  year.  Shareholders  who have  not held  shares  of the
Portfolio a full year may have  designated  and  distributed to them as ordinary income,  qualified  dividends or capital gain a percentage of income that is not equal to the  actual  amount of such  income  earned  during the period of their investment in the Portfolio.

                              PROXY VOTING POLICIES

     The Board of Directors  of the Fund have  delegated  the  authority to vote proxies for the  portfolio  securities  held by the  Portfolio to the Advisor in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies")
and Proxy Voting Guidelines ("Voting Guidelines") adopted by the Advisor.

     The  Investment  Committee  at the  Advisor is  generally  responsible  for overseeing the Advisor's  proxy voting  process.  The  Investment  Committee may designate one or more of its members to oversee  specific,  on-going  compliance with respect to the Voting  Policies and may  designate  other  personnel of the
Advisor to vote proxies on behalf of the  Portfolio,  including  all  authorized traders of the Advisor.

     The Advisor votes proxies in a manner consistent with the best interests of the Portfolio. Generally, the Advisor analyzes proxy statements on behalf of the
Portfolio in accordance with the Voting Policies and the Voting Guidelines. Most proxies  that  the  Advisor  receives  will be  voted  in  accordance  with  the
predetermined  Voting  Guidelines.   Since  nearly  all  proxies  are  voted  in
accordance with the Voting Guidelines, it normally will not be necessary for the
Advisor  to make an  actual  determination  of how to vote a  particular  proxy, thereby  largely  eliminating  conflicts of interest for the Advisor  during the proxy voting process.  However,  the Proxy Policies do address the procedures to be  followed  if a conflict of interest  arises  between  the  interests  of the
Portfolio and the interests of the Advisor or its  affiliates.  If an Investment
Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an  Independent  Director of the  Portfolio's  Board of
Directors  and  vote  the  proxy  in  accordance  with  the  direction  of  such
Independent Director.

     The Voting Guidelines  summarize the Advisor's  positions on various issues and give a general  indication  as to how the Advisor  will vote proxies on each issue.  The Advisor  will usually  vote  proxies in  accordance  with the Voting
Guidelines.  However,  the Advisor  reserves  the right to vote  certain  issues counter  to the  Voting  Guidelines  if,  after a review  of the  matter  (which analysis  will  be  documented  in  writing),  the  Advisor  believes  that  the
Portfolio's  best interests would be served by such vote. To the extent that the
Voting Guidelines do not address a potential voting issue, the Advisor will vote on such  issue in a manner  that is  consistent  with the  spirit of the  Voting
Guidelines  and that the Advisor  believes  would be in the best interest of the
Portfolio.  Pursuant to the Voting  Guidelines,  the Advisor generally votes for matters such as: (i) routine  business  decisions  (such as stock  splits,  name changes  and  setting  the  number of  directors);  (ii)  reverse  anti-takeover amendments;  (iii)  auditors;  (iv)  directors;  (v) proposals  establishing  or increasing  indemnification of directors; (vi) proposals eliminating or reducing director's  liability;  (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders;
(ix)  the  separation  of  audit  and  consulting   responsibilities;   and  (x)
confidential voting. As provided in the Voting Guidelines, the Advisor generally
votes   against   matters  such  as:  (i)   anti-takeover   measures   (such  as
reincorporation  to  facilitate  a  takeover  defense,  adoption  of fair  price amendments,  institution  of  classified  boards of  directors,  elimination  of cumulative voting and creation of super majority provisions);  (ii) the issuance of a new class of stock  with  unequal  voting  rights;  and (iii)  blank  check preferred stock proposals.  The Voting  Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized  common stock; (ii) establishing or increasing a stock option plan or other employee  compensation  plan; (iii) approving a reorganization  or merger;
(iv) approving a proposal by a dissident  shareholder in a proxy battle; and (v)
issues related to independent directors.

     Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the  expected  economic  costs of voting  outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

     Copies of the proxy  voting  records  of the  Portfolio  will be  available without charge, upon request,  by calling collect:  (310) 395-8005 and posted on the SEC's website at  http://www.sec.gov  no later than August 31, 2005 and will reflect the twelve-month period beginning July 1, 2004 and ending June 30, 2005.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The  Advisor  and the Board of  Directors  of the Fund (the  "Board")  have adopted a policy (the "Policy") to govern  disclosure of the portfolio  holdings of the Portfolio ("Holdings Information"), and to prevent the misuse of material non-public Holdings Information.  The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings
Information is in the best interests of the  shareholders of the Portfolio,  and
(2) appropriately address the potential for material conflicts of interest.

     Disclosure of Holdings  Information as Required by Applicable Law. Holdings
Information  (whether a partial  listing  of  portfolio  holdings  or a complete listing of portfolio  holdings)  shall be disclosed to any person as required by applicable law, rules and regulations.

     Online  Disclosure  of  Portfolio  Holdings   Information.   The  Portfolio
generally  discloses its ten largest portfolio holdings and the percentages that each of these ten largest portfolio  holdings represent of the Portfolio's total assets ("ten largest  holdings"),  as of the most recent  calendar  quarter-end, online at the Advisor's  public website,  www.dfaus.com,  30 calendar days after the end of each  calendar  quarter.  This  online  disclosure  may also  include information  regarding  the  Portfolio's  industry  allocations.  The  Portfolio generally discloses its complete Holdings  Information (other than cash and cash
equivalents),   as  of  month-end,  online  at  the  Advisor's  public  website,
www.dfaus.com, three months following the month-end.

     Disclosure of Holdings  Information  to  Recipients.  Each of the Advisor's
Chairmen,  Director of Global Institutional  Services,  Executive Vice President
and  General  Counsel  (together,   the  "Designated   Persons")  may  authorize
disclosing  non-public  Holdings  Information  more  frequently  or at different periods than as described above solely to those financial  advisors,  registered accountholders,  authorized consultants,  authorized custodians,  or third-party data service  providers (each a "Recipient")  who: (i) specifically  request the more  current  non-public  Holdings  Information  and  (ii)  execute  a Use  and
Nondisclosure  Agreement (each a "Nondisclosure  Agreement).  Each Nondisclosure
Agreement  subjects the Recipient to a duty of  confidentiality  with respect to the non-public  Holdings  Information,  and prohibits the Recipient from trading
based  on  the  non-public   Holdings   Information.   Any  non-public  Holdings
Information that is disclosed shall not include any material  information  about the Portfolio's trading strategies or pending portfolio transactions.

     As of  ____________  __, 2005,  the Advisor and the  Portfolio  had ongoing arrangements with the following Recipients to make available non-public Holdings
Information:

     (i)  PFPC Trust Company and Citibank, N.A., pursuant to custody agreements, and PFPC Inc., pursuant to fund accounting agreements, under which the
          Holdings Information is provided daily on a real-time basis; and

     (ii) FT  Interactive  Data  Services,   Inc.,  pursuant  to  a  Fair  Value
          Information  Services Agreement,  under which Holdings  Information is provided daily on a real-time basis.

     In addition,  certain employees of the Advisor and its subsidiaries receive
Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolio, the Advisor or any other party receives any compensation in connection with these arrangements.

     The Policy  includes the following  procedures to ensure that disclosure of
Holdings  Information is in the best interests of  shareholders,  and to address any conflicts  between the interests of  shareholders,  on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Advisor or DFAS, on the other.  In order to protect the interests of  shareholders,  the
Portfolio,  and to ensure no  adverse  effect on  shareholders,  in the  limited circumstances  where  a  Designated  Person  is  considering  making  non-public
Holdings Information available to a Recipient,  the Advisor's Director of Global
Institutional  Services  and the Chief  Compliance  Officer  will  consider  any conflicts of interest.  If the Chief Compliance Officer,  following  appropriate due  diligence,  determines  that (1) the  Portfolio  has a legitimate  business purpose for providing the non-public  Holdings  Information to a Recipient,  and
(2) disclosure of non-public  Holdings  Information to the Recipient would be in
the  best  interests  of  shareholders   and  will  not  adversely   affect  the
shareholders,  then the  Chief  Compliance  Officer  may  approve  the  proposed disclosure.

     The Chief  Compliance  Officer  documents  all  disclosures  of  non-public
Holdings  Information   (including  the  legitimate  business  purpose  for  the
disclosure),  and periodically  reports to the Board on such  arrangements.  The
Chief  Compliance  Officer is also  responsible  for ongoing  monitoring  of the distribution and use of non-public Holdings  Information.  Such arrangements are reviewed by the Chief Compliance Officer on an annual basis.  Specifically,  the
Chief Compliance  Officer requests an annual  certification  from each Recipient that the Recipient has complied  with all terms  contained in the  Nondisclosure
Agreement.  Recipients  who fail to provide  the  requested  certifications  are prohibited from receiving non-public Holdings Information.

     The Board  exercises  continuing  oversight of the  disclosure  of Holdings
Information by: (1) overseeing the  implementation and enforcement of the Policy by the Chief Compliance  Officer of the Advisor and of the Fund; (2) considering reports and  recommendations  by the Chief  Compliance  Officer  concerning  the implementation of the Policy and any material  compliance matters that may arise in connection with the Policy; and (3) considering  whether to approve or ratify any  amendments  to the Policy.  The Advisor and the Board  reserve the right to amend the Policy at any time,  and from time to time without  prior  notice,  in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No
person is  authorized  to  disclose  Holdings  Information  or other  investment positions  (whether  online at  www.dfaus.com,  in  writing,  by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition,  no person  is  authorized  to  make  disclosure  pursuant  to the  Policy  if  such disclosure is otherwise in violation of the antifraud  provisions of the federal securities laws.

     The Policy  prohibits the  Portfolio,  the Advisor or an affiliate  thereof from  receiving  any  compensation  or other  consideration  of any type for the purpose of obtaining  disclosure of  non-public  Holdings  Information  or other investment positions.  "Consideration" includes any agreement to maintain assets in the  Portfolio or in other  investment  companies or accounts  managed by the
Advisor or by any affiliated person of the Advisor.

     The Policy and its procedures  are intended to provide  useful  information concerning the Portfolio to existing and prospective shareholders,  while at the same time preventing the improper use of Holdings  Information.  However,  there can be no  assurance  that the  furnishing  of any Holdings  Information  is not susceptible to  inappropriate  uses,  particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers  LLP, 200 East Las Olas  Boulevard,  Suite 1700, Ft.
Lauderdale,  FL 33301, is the Fund's  independent  registered  public accounting firm. It audits the Fund's annual  financial  statements.  Because the Portfolio had not commenced  operations as of November 30, 2004, the annual reports of the
Fund for the fiscal  year ended  [November  30,  2004],  do not contain any data regarding the Portfolio.

                                PERFORMANCE DATA

     The Portfolio may compare its investment  performance to appropriate market and mutual fund indices and investments for which reliable  performance  data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment  companies or investment advisors.  Unmanaged indices often do not reflect  deductions for administrative and management costs and expenses.  The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared  by  recognized  mutual  fund  statistical  services.  Any  performance information,  whether  related to the  Portfolio  or to the  Advisor,  should be considered  in light of the  Portfolio's  investment  objectives  and  policies, characteristics  and the quality of the portfolio and market  conditions  during the time period indicated and should not be considered to be  representative  of what may be achieved in the future.

                  DFA INVESTMENT DIMENSIONS GROUP INC. (73/74)

                                     PART C
                                OTHER INFORMATION

ITEM 22.  EXHIBITS.

(a)  Articles of Incorporation.

     (1)  Articles of  Restatement  effective  August 11, 2003 as filed with the
          Maryland Secretary of State on August 11, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

     (2)  Form of Articles Supplementary to be filed with the Maryland Secretary of State re: the addition of the:
          *        Class R Shares of U.S. Small Cap Value Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 71/72 to Registrant's Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
                           Filing Date:     June 28, 2004.

     (3)  Articles  Supplementary filed with the Maryland Secretary of State re:
          the addition of the:
          *        Shares of Emerging Markets Core Equity Portfolio
          ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.a.3.

(b)  By-Laws.
     Amended and Restated By-Laws of the Registrant.
     Incorporated herein by reference to:
     Filing:           Post-Effective Amendment No. 69/70 to Registrant's Registration Statement on
                       Form N-1A.
     File Nos.:        2-73948 and 811-3258.
     Filing Date:      January 29, 2004.

(c)  Instruments Defining the Rights of Securityholders.
     (1)  See Articles Fifth,  Sixth,  Eighth and Thirteenth of the Registrant's
          Articles of Restatement dated August 11, 2003.

     (2)  See Article II of the Registrant's Amended and Restated By-Laws.

(d)  Investment Advisory Agreement.
     (1)  Investment Management Agreements.

          (a)  Form of Investment  Advisory Agreement between the Registrant and
               Dimensional  Fund  Advisors  Inc.  ("DFA") dated May 13, 1987 re:
               the:
               *       DFA Five-Year Government Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (b)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 26, 1994 re: the:
               *       VA Global Bond Portfolio (formerly the DFA Global Fixed Income
                       Portfolio and the DFA Global Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (c)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 24, 1990 re: the:
               *       DFA Intermediate Government Fixed Income Portfolio (formerly the DFA
                       Intermediate Government Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 1998.

          (d)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 2, 1991 re: the:
               *       Large Cap International Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (e)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 21, 1992.
               *       DFA Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 20, 1994 re: the:
               *       DFA International Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (g)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA Large Value Portfolio (formerly known as the DFA Global Value
                       Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (h)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA Small Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (i)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (j)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA International Small Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (k)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA Short-Term Fixed Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (l)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 8, 1996 re: the:
               *       International Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (m)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 7, 1998 re: the:
               *       Tax-Managed U.S. Small Cap Value Portfolio (formerly Tax-Managed U.S.
                       5-10 Value Portfolio);
               *       Tax-Managed U.S. Small Cap Portfolio (formerly Tax-Managed U.S. 6-10
                       Small Company Portfolio); and
               *       Tax-Managed DFA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)     Addendum Number One re:  the reflection of the following name changes:
                       *        Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed
                                U.S. Small Cap Value Portfolio
                       *        Tax-Managed U.S. 6-10 Small Company Portfolio to the
                                Tax-Managed U.S. Small Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (n)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated July 30, 2002 re: the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (o)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       Emerging Markets Core Equity Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.d.1.o.

     (2)  Sub-advisory Agreements.

          (a)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia  Ltd.   (formerly  DFA  Australia  Pty  Limited)  dated
               September 21, 1995 re: the: * VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

          (b)  Sub-Advisory   Agreement   between   the   Registrant,   DFA  and
               Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
               *       VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

          (c)  Form  of  Consultant  Services  Agreement  between  DFA  and  DFA
               Australia Ltd. (formerly DFA Australia Pty Limited)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

          (d)  Form of Consultant Services Agreement between DFA and Dimensional
               Fund Advisors Ltd.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

(e)  Underwriting Contracts.

     (1)  Amended and Restated Distribution Agreement between the Registrant and
          DFA Securities Inc. dated December 19, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 29, 2004.

(f) Bonus or Profit Sharing Plans.
    Not Applicable.

(g)  Custodian Agreements.

     (1)  Custodian   Agreement  between  the  Registrant  and  PNC  Bank,  N.A.
          (formerly Provident National Bank) dated June 19, 1989 re: the:
          *        Enhanced U.S. Large Company Portfolio;
          *        DFA Two-Year Corporate Fixed Income Portfolio; and
          *        DFA Two-Year Government Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 37/38 to Registration Statement of the
                           Registrant on form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     November 22, 1995.

     (2)  Form of Custodian  Agreement between the Registrant and PNC Bank, N.A.
          (formerly Provident National Bank) re: the:
          *        U.S. 9-10 Small Company Portfolio;
          *        U.S. Large Company Portfolio;
          *        DFA One-Year Fixed Income Portfolio;
          *        DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA
                   Intermediate Government Bond Portfolio; and
          *        DFA Five-Year Government Portfolio
          Previously filed with this registration statement and incorporated herein by reference.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to the AAM/DFA
                       International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S.
                       Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap
                       Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio;
               and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum  Number Seven re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (h)  Addendum Number Eight re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

(h)  Other Material Contracts.

     (1)  Transfer Agency Agreement.
          Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident
          Financial Processing Corporation) dated June 19, 1989.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 48/49 to the Registrant's Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to the AAM/DFA
                       International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S.
                       Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap
                       Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
               and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

     (2)  Administration and Accounting Agreement
          Administration and Accounting Services Agreement between the Registrant and PFPC dated
          June 19, 1989.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 48/49 to Registrant's Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to the AAM/DFA
                       International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S.
                       Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap
                       Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
               and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

     (3)  Administration Agreements.
          Administration Agreements between the Registrant and DFA.

          (a)  Dated January 6, 1993 re: the
              *       DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income
                      Shares)
              Incorporated herein by reference to:
              Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                               Registration Statement on Form N-1A.
              File Nos.:       2-73948 and 811-3258.
              Filing Date:     January 22, 1999

          (b)  Dated August 8, 1996 re: the:
               *       Japanese Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (c)  Dated August 8, 1996 re: the
               *       United Kingdom Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (d)  Dated August 8, 1996 re: the
              *       Continental Small Company Portfolio
              Incorporated herein by reference to:
              Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                               Registration Statement on Form N-1A.
              File Nos.:       2-73948 and 811-3258.
              Filing Date:     January 22, 1999.

          (e)  Dated December 1, 1995 re: the:
               *       U.S. Large Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (f)  Dated August 8, 1996 re: the
               *       Pacific Rim Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (g)  Dated January 6, 1993 re: the
               *       U.S. Small Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (h)  Dated January 6, 1993 re: the:
               *       U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap High
                       Book-to-Market Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (i)  Dated January 6, 1993 re: the:
               *       U.S. Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:

                    *        U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High
                    Book to Market Portfolio) to U.S. Small Cap Value Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     March 29, 2004.

          (j)  Dated February 8, 1996 re: the
               *       RWB/DFA International High Book to Market Portfolio (formerly DFA
                       International High Book to Market Portfolio; formerly the Reinhardt
                       Werba Bowen International Large Stock Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

                    (1)  Addendum Number One re: the reflection of the following name change:
                         *        RWB/DFA International High Book to Market Portfolio to the
                                  AAM/DFA International High Book to Market Portfolio
                         Incorporated herein by reference to:
                         Filing:           Post-Effective Amendment No. 59/60 to Registrant's
                                           Registration Statement on Form N-1A.
                         File Nos.:        2-73948 and 811-3258.
                         Filing Date:      January 26, 2001.

          (k)  Dated March 30, 1994 re:
               *       Emerging Markets Portfolios
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (l)  Dated February 8, 1996 re: the:
               *       Enhanced U.S. Large Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (m)  Dated February 8, 1996 re: the
               *       DFA Two-Year Global Fixed Income Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (n)  Dated August 8, 1996 re: the:
               *       International Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (o)  Dated December 19, 1996 re: the:
               *       Emerging Markets Small Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (p)  Dated November 30, 1997 re: the:
               *       U.S. Micro Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Form of  Addendum  Number  One  re:  the  reflection  of the following name change:
                    *        U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 60/61 to the
                                      Registrant's Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 23, 2001.

          (q)  Dated November 30, 1997 re: the:
               *       U.S. Small XM Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                     Registration Statement on Form N-1A.
                    File Nos.:       2-73948 and 811-3258.
                    Filing Date:     March 29, 2004.

          (r)  Dated November 30, 1997 re: the:
              *       Emerging Markets Value Portfolio
              Incorporated herein by reference to:
              Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                               Registration Statement on Form N-1A.
              File Nos.:       2-73948 and 811-3258.
              Filing Date:     January 22, 1999.

          (s)  Dated December 8, 1998 re: the:
              *       Tax-Managed U.S. Marketwide Value Portfolio
              Incorporated herein by reference to:
              Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                               Registration Statement on Form N-1A.
              File Nos.:       2-73948 and 811-3258.
              Filing Date:     January 22, 1999.

          (t)  Form of Dated August 1, 2001 re: the:
               *       Tax-Managed U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 61/62 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 18, 2001.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S.
                             Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 66/67 to the
                                      Registrant's Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      July 30, 2002.

     (4)  Other.

          (a)  Marketing  Agreement dated June 29, 1994 between DFA and National
               Home Life Assurance Company.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 33/34 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (b)  Participation  Agreement between DFA Investment Dimensions Group,
               Inc., DFA, DFA Securities,  Inc. and National Home Life Assurance
               Company.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 33/34 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (c)  Form of Client Service Agent Agreement re: the:
               *       RWB/DFA International High Book to Market Portfolio (formerly the DFA
                       International High Book to Market Portfolio and Reinhardt Werba Bowen
                       International Large Stock Portfolio).
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        RWB/DFA International High Book to Market Portfolio to the
                        AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 59/60 to the
                                 Registrant's Registration Statement on Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      January 26, 2001.

          (d)  Amended and Restated Fee Waiver and Expense Assumption  Agreement
               between the Registrant and DFA. dated July 19, 2002.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

(i)  Legal Opinion.

     (1)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 68/69 to the Registrant's Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 31, 2003

(j)  Other Opinions.

(1)  Consents of PricewaterhouseCoopers
     To be filed by Amendment.

(k)  Omitted Financial Statements.
     Not applicable.

(l)  Initial Capital Agreements.
     Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)  Rule 12b-1 Plans.
     Not Applicable

(n)  Plans pursuant to Rule 18f-3.
     (1)  Multiple Class Plan Pursuant to Rule 18f-3, adopted April 1,
          2004, re: the: * U.S. Small Cap Value Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 71/72 to Registrant's Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     June 28, 2004.

(o)  Powers-of-Attorney.
     (1)  Powers-of-Attorney  appointing  David G. Booth,  Rex A.
          Sinquefield,  Michael T. Scardina,  Catherine L. Newell
          and   Valerie   A.  Brown  as   attorneys-in-fact   for
          Registrant,    DFA   Investment   Trust   Company   and
          Dimensional  Emerging  Markets  Value  Fund Inc.  dated
          October 13, 2000.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 62/63 to the Registrant's Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     July 10, 2001.

     (2)  Powers-of-Attorney  appointing  David G. Booth,  Rex A.
          Sinquefield,  Michael T. Scardina,  Catherine L. Newell
          and   Valerie   A.  Brown  as   attorneys-in-fact   for
          Registrant,    DFA   Investment   Trust   Company   and
          Dimensional  Emerging  Markets  Value  Fund Inc.  dated
          January 24, 2001.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 59/60 to the Registrant's Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 26, 2001.

     (3)  Powers-of-Attorney  appointing  David G. Booth,  Rex A.
          Sinquefield,  Michael T. Scardina,  Catherine L. Newell
          and   Valerie   A.  Brown  as   attorneys-in-fact   for
          Registrant,    DFA   Investment   Trust   Company   and
          Dimensional  Emerging  Markets  Value  Fund Inc.  dated
          December 19, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

(p)  Codes of Ethics.
     (1)      Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.
              Incorporated herein by reference to:
              Filing:          Post-Effective Amendment No. 69/70 to Registrant's Registration
                               Statement on Form N-1A.
              File Nos.:       2-73948 and 811-3258.
              Filing Date:     January 29, 2004.

ITEM 23. Persons Controlled by or Under Common Control with the Fund.
None.

ITEM 24. Indemnification.

     Reference  is made to Section 1 of Article IX of the  Registrant's  Amended
     and  Restated  By-Laws,  which  provide for  indemnification,  as set forth below.

     With respect to the  indemnification  of the Officers and  Directors of the
     Corporation:

     (a)  The  Corporation  shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent,  and  in the  manner  provided,  under  Section  2-418  of the
          Maryland  General  Corporation  Law:  (i) unless it is proved that the person  seeking  indemnification  did not meet the standard of conduct set forth in  subsection  (b)(1) of such section;  and (ii)  provided, that the  Corporation  shall not indemnify any officer or Director for any liability to the Corporation or its security  holders arising from the  willful  misfeasance,  bad faith,  gross  negligence  or reckless disregard  of the duties  involved  in the  conduct  of such  person's office.

     (b)  The provisions of clause (i) of paragraph (a) herein  notwithstanding, the  Corporation  shall  indemnify  each Officer and Director  against reasonable expenses incurred in connection with the successful defense of any  proceeding  to which such  Officer or  Director  is a party by reason of service in such capacity.

     (c)  The  Corporation,  in  the  manner  and  to  the  extent  provided  by applicable law, shall advance to each Officer and Director who is made party to a  proceeding  by  reason of  service  in such  capacity  the reasonable expenses incurred by such person in connection therewith.

ITEM 25. Business and Other Connections of the Investment Advisor.

     (a)  Dimensional  Fund Advisors  Inc.,  with a principal  place of business located at 1299 Ocean Avenue,  11th Floor, Santa Monica, CA 90401, the
          investment manager for the Registrant,  is also the investment manager for three other  registered  open-end  investment  companies,  The DFA
          Investment Trust Company, Dimensional Emerging Markets Value Fund Inc.
          and  Dimensional  Investment  Group Inc.  The  Advisor  also serves as sub-advisor for certain other registered investment companies.

          The Advisor is engaged in the business of providing  investment advice primarily to  institutional  investors.  For  additional  information, please  see  "Management  of the  Fund" in PART A and  "Directors  and
          Officers" in PART B of this Registration Statement.

          Additional  information  as to  the  Advisor  and  the  directors  and officers of the Advisor is  included in the  Advisor's  Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference  and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a  substantial  nature  engaged in by those  officers and directors during the past two years.

     (b)  The  Sub-Advisor  for  the VA  International  Small  Portfolio  of the
          Registrant is Dimensional  Fund Advisors Ltd.  ("DFAL").  DFAL has its
          principal  place of business is 14  Berkeley  Street,  London W1X 5AD,
          England.  Additional  information as to the DFAL and the directors and officers  of DFAL is  included  in the DFAL's  Form ADV filed with the
          Commission  (File  No.  801-40136),  which is  incorporated  herein by reference  and sets  forth  the  officers  and  directors  of DFAL and information as to any business, profession,  vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

     (c)  The  Sub-Advisor  for  the VA  International  Small  Portfolio  of the
          Registrant is DFA Australia  Limited  ("DFA  Australia").  DFA has its
          principal placed of business is Suite 4403 Gateway, 1 MacQuarie Place,
          Sydney, New South Wales 2000, Australia.  Additional information as to
          DFA  Australia  and the  directors  and  officers of DFA  Australia is included in DFA Australia's  Form ADV filed with the Commission  (File
          No.  801-48036),  which is  incorporated  herein by reference and sets forth the officers and directors of DFA Australia and  information  as to any business,  profession,  vocation or employment or a substantial nature engaged in by those officers and directors  during the past two years.

Item 26. Principal Underwriters.

     (a)  DFA Securities  Inc.,  ("DFAS") is the principal  underwriter  for the
          Registrant.  DFAS also  serves as  principal  underwriter  for The DFA
          Investment Trust Company, Dimensional Emerging Markets Value Fund Inc.
          and Dimensional Investment Group Inc.

     (b)  The following  tables sets forth  information as to the  Distributor's
          Directors, Officers, Partners and Control Persons:

                                       Positions and Offices with       Positions and Offices with
Name and Principal Business Address          Underwriter                         Fund
------------------------------------ -------------------------------- -------------------------------

David G. Booth                       Chairman, Director, President,   Chairman, Director/Trustee,
1299 Ocean Avenue                    Chief Executive Officer and      President, Chief Executive
Santa Monica, CA  90401              Chief Investment Officer         Officer and Chief Investment
                                                                      Officer

Rex A. Sinquefield                   Chairman and Director            Chairman and Director/Trustee
1299 Ocean Avenue
Santa Monica, CA  90401

Eugene F. Fama Sr.                   Director                         None
Graduate School of Business
University of Chicago
1101 East 58th Street
Chicago, IL  60637

John A. McQuown                      Director                         None
c/o KMV Corporation
1620 Montgomery Street
Suite 140
San Francisco, CA  94111

Arthur H. Barlow                     Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Valerie A. Brown                     Vice President and Assistant     Vice President and Assistant
1299 Ocean Avenue                    Secretary                        Secretary
Santa Monica, CA  90401

Stephen A. Clark                     Vice President                   None
1299 Ocean Avenue
Santa Monica, CA  90401

Truman A. Clark                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

James L. Davis                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Robert T. Deere                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Robert W. Dintzer                    Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Richard A. Eustice                   Vice President and Assistant     Vice President and Assistant
1299 Ocean Avenue                    Secretary                        Secretary
Santa Monica, CA  90401

Eugene F. Fama, Jr.                  Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Robert M. Fezekas                    Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Damon S. Fisher                      Vice President                   None
1299 Ocean Avenue
Santa Monica, CA 90401

Gretchen A. Flicker                  Vice President                   None
1299 Ocean Avenue
Santa Monica, CA  90401

Glenn S. Freed                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Henry F. Gray                        Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Kamyab Hashemi-Nejad                 Vice President, Controller and   Vice President, Controller
1299 Ocean Avenue                    Assistant Treasurer              and Assistant Treasurer
Santa Monica, CA  90401

Christine W. Ho                      Vice President                   None
1299 Ocean Avenue
Santa Monica, CA  90401

Jeff J. Jeon                         Vice President                   None
1299 Ocean Avenue
Santa Monica, CA  90401

Patrick M. Keating                   Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Joseph F. Kolerich                   Vice President                   None
1299 Ocean Avenue
Santa Monica, CA  90401

David M. New                         Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Catherine L. Newell                  Vice President, Secretary and    Vice President, Secretary and
1299 Ocean Avenue                    General Counsel                  General Counsel
Santa Monica, CA  90401

David A. Plecha                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Eduardo A. Repetto                   Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Michael T. Scardina                  Vice President, Chief            Vice President, Chief
1299 Ocean Avenue                    Financial Officer and Treasurer  Financial Officer and
Santa Monica, CA  90401                                               Treasurer

David E. Schneider                   Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

John C. Siciliano                    Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Jeanne C. Sinquefield, Ph.D          Executive Vice President         Executive Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Grady M. Smith                       Vice President                   None
1299 Ocean Avenue
Santa Monica, CA  90401

Carl G. Snyder                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Lawrence R. Spieth                   Vice President                   None
10 South Wacker Drive
Suite 2275
Chicago, IL  60606

Bradley G. Steiman                   Vice President                   None
Suite 910, 1055 West Hastings
Vancouver, B.C.  V6E 2E9

Karen E. Umland                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Carol W. Wardlaw                     Vice President                   None
10 South Wacker Drive
Suite 2275
Chicago, IL  60606

Weston J. Wellington                 Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Daniel M. Wheeler                    Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA  90401

Dimensional Fund Advisors Inc.       Shareholder
1299 Ocean Avenue
Santa Monica, CA  90401

     (c)  Not applicable.

ITEM 27. Location of Accounts and Records.

          The accounts and records of the  Registrant  are located at the office of the Registrant and at additional locations, as follows:

          Name                                            Address
          DFA Investment Dimensions Group Inc.            1299 Ocean Avenue
                                                          11th Floor
                                                          Santa Monica, CA 90401

          PFPC Inc.                                       301 Bellevue Parkway,
                                                          Wilmington, DE 19809

ITEM 28. Management Services.
         None.

ITEM 29. Undertakings.
         Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, as amended,  the Registrant has duly caused  Post-Effective
Amendment No. 73/74 to this Registration Statement to be signed on its behalf by the  undersigned,  thereunto duly authorized,  in the City of Santa Monica,  the
State of California, as of the 14th day of January, 2005.

                                    DFA INVESTMENT DIMENSIONS GROUP INC.
                                                     (Registrant)

                                    By:     /s/ David G. Booth*
                                            David G. Booth, President
                                            (Signature and Title)

Pursuant  to the  requirements  of the  Securities  Act of 1933,  Post-Effective
Amendment No. 73/74 to this Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                        Title                         Date

/s/David G. Booth*               President, Director,          January 14, 2005
David G. Booth                   Chairman, Chief
                                 Executive Officer and
                                 Chief Investment Officer

/s/Rex A. Sinquefield*           Director and                  January 14, 2005
Rex A. Sinquefield               Chairman

/s/Michael T. Scardina*          Chief Financial               January 14, 2005
Michael T. Scardina              Officer, Treasurer
                                 and Vice President

/s/George M. Constantinides*     Director                      January 14, 2005
George M. Constantinides

/s/John P. Gould*                Director                      January 14, 2005
John P. Gould

/s/Roger G. Ibbotson*            Director                      January 14, 2005
Roger G. Ibbotson

/s/Robert C. Merton*             Director                      January 14, 2005
Robert C. Merton

/s/Myron S. Scholes*             Director                      January 14, 2005
Myron S. Scholes

/s/Abbie J. Smith*               Director                      January 14, 2005
Abbie J. Smith

     * By:        /s/Valerie A. Brown
                  Valerie A. Brown
                  Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                  EXHIBIT INDEX

N-1A Exhibit No.     EDGAR Exhibit No.     Description

23(a)(3)             EX-99.a.3             Articles Supplementary

23(d)(1)(o)          EX-99.d.1.o           Form of Investment Advisory Agreement